       As filed with the Securities and Exchange Commission on February 27, 1998

                                                       Registration No. 33-16439
                                                                        811-5159

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                             PRE-EFFECTIVE AMENDMENT NO.                     / /

                           POST-EFFECTIVE AMENDMENT NO. 31                   /X/

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                                   AMENDMENT NO. 33                          /X/


                         ROBERTSON STEPHENS INVESTMENT TRUST
                  (Exact Name of Registrant as Specified in Charter)

                                555 California Street
                           San Francisco, California 94104
                       (Address of Principal Executive Offices)
          Registrant's Telephone Number, including Area Code: (800) 766-3863

                                ANDREW P. PILARA, JR.
                          c/o BancAmerica Robertson Stephens
                                555 California Street
                           San Francisco, California 94104
                       (Name and Address of Agent for Service)

                                      Copies to:
                             TIMOTHY W. DIGGINS, ESQUIRE
                                     ROPES & GRAY
                               One International Place
                                Boston, MA  02110-2624

Approximate date of proposed public offering: As soon as practicable after this Amendment becomes effective.

It is proposed that this filing will become effective:
          (check appropriate box)

/ /       Immediately upon filing pursuant to paragraph (b);

/X/       On March 1, 1998 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a)(1);

/ /       On (date)  pursuant to paragraph (a)(1);

/ /       75 days after filing pursuant to paragraph (a)(2); or
/ /       On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         ROBERTSON STEPHENS INVESTMENT TRUST

                                Cross Reference Sheet

The Registration Statement contains a prospectus or prospectuses, relating to Registrant's Class A shares and a prospectus or prospectuses relating to Registrant's Advisor or Class C shares. References under "Prospectus Caption" are to those sections of each of the prospectuses contained in the Registration Statement, except as otherwise noted.


Information Required in
Prospectus by Form N-1A                                                       Combined
Registration Statement                                              Part A    Prospectus Caption
-----------------------                                             ------    ------------------
Item 1. Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Prospectus Cover

Item 2. Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Expense Summary

Item 3. Condensed Financial Information. . . . . . . . . . . . . . . . . .    How Performance is Determined; and see Statement of
                                                                              Additional Information - Financial Statements

Item 4. General Description of Registrant. . . . . . . . . . . . . . . . .    Prospectus Cover; Investment Objectives and Policies;
                                                                              Additional Information


Item 5. Management of the Fund . . . . . . . . . . . . . . . . . . . . . .    Expense Summary; Management of the Funds; Additional
                                                                              Information


Item 5A. Management's Discussion of Fund Performance . . . . . . . . . . .    Included in Registrant's Annual Reports to
                                                                              Shareholders for Period ended December 31, 1996

Item 6. Capital Stock and Other Securities . . . . . . . . . . . . . . . .    Dividends, Distributions and Taxes; Additional
                                                                              Information; Back Cover Page; and see Statement of
                                                                              Additional Information - Management of the Funds

Item 7. Purchase of Securities Being Offered . . . . . . . . . . . . . . .    How to Purchase Shares; How Net Asset Value is
                                                                              Determined; The Funds' Distributor; Back Cover Page

Item 8. Redemption or Repurchase . . . . . . . . . . . . . . . . . . . . .    How to Redeem Shares

Item 9. Pending Legal Proceedings. . . . . . . . . . . . . . . . . . . . .    Inapplicable



Information Required in Statement of                                          Statement of Additional
Additional Information by Form N-1A                                           Information Caption For
Registration Statement                                              Part B    Each Series
----------------------                                              ------    -----------------------
Item 10. Cover Page. . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page

Item 12. General Information and History . . . . . . . . . . . . . . . . .    Additional Information

Item 13. Investment Objectives and Policies. . . . . . . . . . . . . . . .    Investment Objectives and Policies; The Funds'
                                                                              Investment Limitations

Item 14. Management of the Fund  . . . . . . . . . . . . . . . . . . . . .    Management of the Funds

Item 15. Control Persons and Principal Holders of Securities . . . . . . .    Management of the Funds

Item 16. Investment Advisory and Other Services. . . . . . . . . . . . . .    Management of the Funds; The Funds' Distributor;
                                                                              Additional Information

Item 17. Brokerage Allocation and Other Services . . . . . . . . . . . . .    Management of the Funds; The Funds' Distributor

Item 18. Capital Stock and Other Securities. . . . . . . . . . . . . . . .    See Prospectus - Additional Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered. . .    How Net Asset Value is Determined; and see
                                                                              Prospectus - How to Purchase Shares; Prospectus -
                                                                              How to Redeem Shares

Item 20. Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . .    Taxes; and see Prospectus - Dividends, Distributions
                                                                              and Taxes

Item 21. Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . . .    The Funds' Distributor; and see Prospectus - The
                                                                              Funds' Distributor

Item 22. Calculations of Performance Data. . . . . . . . . . . . . . . . .    How Performance is Determined

Item 23. Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    Financial Statements


The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS A SHARES
800-766-FUND                                                       March 1, 1998

--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class A shares of twelve mutual funds by this
Prospectus: The CONTRARIAN FUND-TM-, The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, The INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.


    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS A SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March 1, 1998, Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated into this Prospectus by reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
         ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
  ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY
     INSURED BY, GUARANTEED, BY OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL
            AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT
            RISK,       INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY


The following table summarizes an investor's maximum transaction costs from investing in Class A shares of each of the Funds and expenses incurred by each of the Funds based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in the Funds over specified periods.


SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets):
                                                                           GLOBAL
                                                                            LOW-      GLOBAL
                           CON-     DEVELOPING   DIVERSIFIED   EMERGING    PRICED     NATURAL
                         TRARIAN    COUNTRIES      GROWTH       GROWTH     STOCK     RESOURCES
                         --------   ----------   -----------   --------   --------   ---------
Management Fees          1.50%       1.25%        1.00%         1.00%     1.00%      1.00%
Rule 12b-1 Expenses      0.50%(1)    0.25%(1)     0.25%         0.25%     0.25%      0.25%
Other Expenses           0.23%       0.60%(1)     0.69%(1)      0.25%     0.70%(1)   0.56%(1)
                         --------   ----------   -----------   --------   --------   ---------
Total Fund Operating
 Expenses                2.23%       2.10%(1)     1.94%(1)      1.50%     1.95%(1)   1.81%(1)



                                                               MICRO                VALUE
                          GLOBAL     GROWTH &   INFORMATION     CAP                   +
                           VALUE      INCOME        AGE        GROWTH    PARTNERS   GROWTH
                         ---------   --------   -----------   --------   --------   ------
Management Fees          1.00%       1.00%         1.00%      1.25%      1.25%      1.00%
Rule 12b-1 Expenses      0.25%       0.25%         0.25%      0.25%      0.25%      0.25%
Other Expenses           0.70%(1)*   0.05%(1)      0.57%      0.45%(1)   0.28%      0.19%
                         ---------   --------   -----------   --------   --------   ------
Total Fund Operating
 Expenses                1.95%(1)*   1.30%(1)      1.82%      1.95%(1)   1.78%      1.44%


--------------------------

(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.


 * ESTIMATED BASED ON EXPECTED EXPENSES DURING CURRENT FISCAL YEAR.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

An investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                 -----------  -----------  -----------  -----------
The Contrarian Fund-TM-                           $      25    $      77    $     132    $     280
The Developing Countries Fund                     $      21    $      66    $     113    $     243
The Diversified Growth Fund                       $      20    $      61    $     105    $     226
The Emerging Growth Fund                          $      15    $      47    $      82    $     179
The Global Low-Priced Stock Fund                  $      20    $      61    $     105    $     227
The Global Natural Resources Fund                 $      18    $      57    $      98    $     212
The Global Value Fund                             $      20    $      61    $     105    $     227
The Growth & Income Fund                          $      13    $      41    $      71    $     156
The Information Age Fund-TM-                      $      18    $      57    $      98    $     213
The MicroCap Growth Fund                          $      20    $      61    $     105    $     227
The Partners Fund                                 $      18    $      56    $      96    $     209
The Value + Growth Fund                           $      15    $      46    $      79    $     172



This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for some of the Funds reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Developing Countries Fund 1.03% and 2.53%; Diversified Growth Fund, 0.89% and 2.14%; Global Low-Priced Stock Fund, 1.35% and 2.60%; Global Natural Resources Fund, 0.57% and 1.82%; Global Value Fund, 1.96% and 3.21%; Growth & Income Fund, 0.47% and 1.72%; MicroCap Growth Fund, 1.10% and 2.60%. In addition, Rule 12b-1 Expenses for the Contrarian Fund-TM-and the Developing Countries Fund reflect the rates to which the Trustees have limited payments under the Funds' Distribution Plans; in the absence of those limitations, the Funds' Rule 12b-1 Expenses would be 0.75% and 0.50%, respectively, and Total Fund Operating Expenses would be 2.48% and 2.78%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



THE CONTRARIAN FUND-TM-



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                        The Contrarian Fund-TM-
--------------------------------------------------------------------------------------------------
                                                                     NINE                  FOR THE
                                            YEAR         YEAR      MONTHS        YEAR       PERIOD
                                           ENDED        ENDED       ENDED       ENDED        ENDED
                                        12/31/97     12/31/96    12/31/95     3/31/95   3/31/94(1)
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $16.57       $13.78      $10.70      $12.34       $10.00
Income From Investment Operations:
  Net investment income/(loss)              0.00         0.00      (0.01)      (0.04)       (0.02)
  Net realized gain/(loss) and
   unrealized
   appreciation/(depreciation) on
   investments                            (4.88)         2.99        3.09      (1.35)         2.36
--------------------------------------------------------------------------------------------------
  Total from investment operations        (4.88)         2.99        3.08      (1.39)         2.34
Distributions:
  Dividends from net investment
   income                                     --           --          --          --           --
  Distribution from net realized
   capital gain                           (0.08)       (0.20)          --      (0.25)           --
--------------------------------------------------------------------------------------------------
Net asset value, end of period            $11.61       $16.57      $13.78      $10.70       $12.34
Total Return                            (29.51)%       21.68%      28.79%    (11.23)%       23.40%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                            $398,242   $1,063,438    $507,477    $397,646     $484,951
Ratio of net operating expenses to
 average net assets                        2.48%        2.46%      2.54%*    2.46%(2)       2.22%*
Ratio of net investment
 income/(loss) to average net assets       0.01%      (0.02)%    (0.20)%*  (0.27)%(2)     (0.77)%*
Portfolio turnover rate                      36%          44%         29%         79%          14%
Average commission rate paid(3)          $0.0191      $0.0273          --          --           --
--------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) THE CONTRARIAN FUND-TM- COMMENCED OPERATIONS ON JUNE 30, 1993.



(2) IF THE CONTRARIAN FUND-TM- HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED MARCH 31, 1995, WOULD HAVE BEEN 2.58%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.39)%.



(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE DEVELOPING COUNTRIES FUND AND THE DIVERSIFIED GROWTH FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                  The Developing                  The Diversified
                                                  Countries Fund                    Growth Fund
----------------------------------------------------------------------------------------------------
                                                               NINE    FOR THE               FOR THE
                                         YEAR       YEAR     MONTHS     PERIOD       YEAR     PERIOD
                                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                     12/31/97   12/31/96   12/31/95  3/31/95(1)  12/31/97  12/31/96(1)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                 $9.69      $8.02      $8.57     $10.00     $12.42     $10.00
Income From Investment Operations:
  Net investment income/(loss)         (0.02)       0.03     (0.03)       0.06     (0.17)     (0.05)
  Net realized gain/(loss) and
   unrealized
   appreciation/(depreciation) on
   investments                         (1.45)       1.67     (0.52)     (1.36)       3.72       2.47
----------------------------------------------------------------------------------------------------
  Total from investment operations     (1.47)       1.70     (0.55)     (1.30)       3.55       2.42
Distributions:
  Dividends from net investment
   income                                  --     (0.03)         --     (0.04)         --         --
  Distribution from net realized
   capital gain                        (0.20)         --         --     (0.09)     (1.93)         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.02      $9.69      $8.02      $8.57     $14.04     $12.42
Total Return                         (15.27)%     21.19%    (6.42)%   (13.14)%     29.45%     24.20%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                          $29,431    $50,424    $14,343     $8,345    $80,278    $59,588
Ratio of net operating expenses to
 average net assets                  2.10%(2)   1.84%(2)  1.83%(2)*  3.15%(2)*   1.94%(2)  2.28%(2)*
Ratio of net investment
 income/(loss) to average net
 assets                             (0.20)%(2)  0.36%(2)  (0.51)%(2)* 0.72%(2)* (1.20)%(2) (1.05)%(2)*
Portfolio turnover rate                  148%       165%       103%       124%       370%        69%
Average commission rate paid(3)       $0.0052    $0.0009         --         --    $0.0641    $0.0526
----------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) THE DEVELOPING COUNTRIES FUND COMMENCED OPERATIONS ON MAY 2, 1994; THE DIVERSIFIED GROWTH FUND COMMENCED OPERATIONS ON AUGUST 1, 1996.



(2) IF THE DEVELOPING COUNTRIES FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, THE YEAR ENDED DECEMBER 31, 1996, THE NINE MONTHS ENDED DECEMBER 31, 1995, AND THE PERIOD FROM MAY 2, 1994 (COMMENCEMENT OF OPERATIONS), TO MARCH 31, 1995, WOULD HAVE BEEN 2.53%, 2.70%, 4.24%, AND 3.46%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.63)%, (0.50)%, (2.92)%, AND 0.41%, RESPECTIVELY. IF THE DIVERSIFIED GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 2.14% AND 2.44%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.40%) AND (1.21%), RESPECTIVELY.



(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE EMERGING GROWTH FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants, for the years ended after December 31, 1990. The audited financial statements of the Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                   The Emerging Growth Fund
---------------------------------------------------------------------------------------------------
                                                          NINE                                THREE
                                 YEAR        YEAR       MONTHS        YEAR        YEAR       MONTHS
                                ENDED       ENDED        ENDED       ENDED       ENDED        ENDED
                             12/31/97    12/31/96     12/31/95     3/31/95     3/31/94      3/31/93
---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period           $20.07      $19.21       $18.36      $18.37      $14.71       $16.77
Income From Investment
 Operations:
  Net investment income/
   (loss)                      (0.14)      (0.17)       (0.15)      (0.17)      (0.40)       (0.02)
  Net realized and
   unrealized
   appreciation/(depreciation)
   on investments              (3.80)        4.23         2.58        2.26        4.06       (2.04)
---------------------------------------------------------------------------------------------------
  Total from investment
   operations                    3.66        4.06         2.43        2.09        3.66       (2.06)
Distributions:
  Dividends from net
   investment income               --          --           --          --          --           --
  Distribution from net
   realized capital gain       (5.02)      (3.20)       (1.58)      (2.10)          --           --
---------------------------------------------------------------------------------------------------
  Total Distributions          (5.02)      (3.20)       (1.58)      (2.10)          --           --
  Net asset value, end of
   period                      $18.71      $20.07       $19.21      $18.36      $18.37       $14.71
  Total Return                 18.54%      21.53%       13.50%      12.01%      24.88%     (12.28)%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                 $248,730    $210,404     $167,728    $182,275    $168,192     $228,893
Ratio of net operating
 expenses to average net
 assets                         1.50%       1.60%       1.64%*       1.56%       1.60%       1.54%*
Ratio of net investment
 income/(loss) to average
 net assets                   (0.68)%     (0.83)%     (0.99)%*     (0.96)%     (1.27)%     (0.61)%*
Portfolio turnover rate          462%        270%         147%        280%        274%          43%
Average commission rate
 paid(1)                      $0.0567     $0.0587           --          --          --           --
---------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE EMERGING GROWTH FUND (continued)



                                                                 The Emerging Growth Fund
---------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                             1992        1991       1990       1989
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $17.50      $11.67     $11.46      $9.09
Income From Investment Operations:
  Net investment income/(loss)                             (0.15)      (0.09)         --     (0.09)
  Net realized and unrealized
   appreciation/(depreciation) on investments              (0.31)        6.82       1.07       4.06
---------------------------------------------------------------------------------------------------
  Total from investment operations                         (0.46)        6.73       1.07       3.97
Distributions:
  Dividends from net investment income                         --          --         --         --
  Distribution from net realized capital gain              (0.27)      (0.90)     (0.86)     (1.60)
---------------------------------------------------------------------------------------------------
  Total Distributions                                      (0.27)      (0.90)     (0.86)     (1.60)
  Net asset value, end of period                           $16.77      $17.50     $11.67     $11.46
  Total Return                                            (2.55)%      58.70%      9.57%     44.45%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                    $277,531    $141,929    $22,931    $12,830
Ratio of net operating expenses to average net assets       1.49%       1.59%      1.88%      2.15%
Ratio of net investment income/(loss) to average net
 assets                                                   (0.92)%     (0.68)%    (0.02)%    (0.75)%
Portfolio turnover rate                                      124%        147%       272%       236%
Average commission rate paid(1)                                --          --         --         --
---------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



(1) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE GLOBAL LOW-PRICED STOCK FUND AND THE GLOBAL NATURAL RESOURCES FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                      The Global Low-Priced               The Global Natural
                                           Stock Fund                       Resources Fund
----------------------------------------------------------------------------------------------------
                                                          PERIOD                              PERIOD
                                      YEAR       YEAR   11/15/95        YEAR         YEAR   11/15/95
                                     ENDED      ENDED    THROUGH       ENDED        ENDED    THROUGH
                                  12/31/97   12/31/96   12/31/95    12/31/97     12/31/96   12/31/95
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $13.52     $10.45     $10.00      $14.29       $10.12     $10.00
Income From Investment
 Operations:
  Net investment income/(loss)      (0.16)     (0.09)       0.03      (0.05)       (0.06)       0.02
  Net realized gain/(loss) and
   unrealized appreciation/
   (depreciation) on
   investments                      (1.63)       3.17       0.42      (2.39)         4.24       0.10
----------------------------------------------------------------------------------------------------
  Total from investment
   operations                       (1.79)       3.08       0.45      (2.44)         4.18       0.12
Distributions:
  Dividends from net investment
   income                               --     (0.01)         --          --       (0.01)         --
  Distribution from net
   realized capital gain            (0.56)         --         --      (0.18)           --         --
----------------------------------------------------------------------------------------------------
Total from investment
 operations                         (0.56)     (0.01)         --      (0.18)       (0.01)         --
Net asset value, end of period      $11.17     $13.52     $10.45      $11.67       $14.29     $10.12
Total Return                      (13.54)%     29.39%      4.50%    (17.14)%       41.21%      1.20%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                       $13,371    $31,441     $1,643     $78,371     $120,521       $792
Ratio of net operating expenses
 to average net assets               1.95%   1.94%(1)  1.91%(1)*    1.81%(1)     1.94%(1)  2.60%(1)*
Ratio of net investment
 income/(loss) to average net
 assets                            (1.17)%  (0.67)%(1) 2.06%(1)*  (0.38)%(1)   (0.45)%(1)  1.84%(1)*
Portfolio turnover rate                65%        66%         0%         97%          82%         0%
Average commission rate paid(2)    $0.0096    $0.0134         --     $0.0160      $0.0148         --
----------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) IF THE GLOBAL LOW-PRICED STOCK FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, FOR THE YEAR ENDED DECEMBER 31, 1996, AND THE PERIOD ENDED DECEMBER 31, 1995, WOULD HAVE BEEN 2.60%, 3.14% AND 9.04%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.82)%, (1.87)% AND (5.07)%, RESPECTIVELY. IF THE GLOBAL NATURAL RESOURCES FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, FOR THE YEAR ENDED DECEMBER 31, 1996, AND THE PERIOD FROM NOVEMBER 15, 1995 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1995, WOULD HAVE BEEN 1.82%, 2.16% AND 14.25%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.38)%, (0.67)% AND (9.81)%, RESPECTIVELY.



(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE GLOBAL VALUE FUND AND THE GROWTH & INCOME FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                   The Global
                                                   Value Fund        The Growth & Income Fund
--------------------------------------------------------------------------------------------------
                                                        PERIOD                              PERIOD
                                                        4/1/97       YEAR        YEAR      7/12/95
                                                       THROUGH      ENDED       ENDED      THROUGH
                                                      12/31/97   12/31/97    12/31/96     12/31/95
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.00     $13.62      $11.24       $10.00
Income From Investment Operations:
  Net investment income/(loss)                            0.28       0.07        0.02           --
  Net realized gain/(loss) and unrealized
   appreciation/ (depreciation) on investments            1.69       2.90        2.70         1.24
--------------------------------------------------------------------------------------------------
  Total from investment operations                        1.97       2.97        2.72         1.24
Distributions:
  Dividends from net investment income                  (0.22)      (.04)      (0.02)           --
  Distribution from net realized capital gain           (0.60)     (3.03)      (0.32)           --
--------------------------------------------------------------------------------------------------
Total from investment operations                        (0.82)     (3.07)      (0.34)           --
Net asset value, end of period                          $11.15     $13.52      $13.62       $11.24
Total Return                                            19.97%     22.40%      24.16%       12.40%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                  $21,019   $298,669    $309,775     $136,902
Ratio of net operating expenses to average net
 assets                                               1.95%(1)   1.30%(1)    1.71%(1)       1.94%*
Ratio of net investment income/(loss) to average
 net assets                                           3.50%(2)   0.45%(1)    0.18%(1)     (0.01)%*
Portfolio turnover rate                                   234%       236%        212%          97%
Average commission rate paid(2)                        $0.0265    $0.0530     $0.0567           --
--------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) IF THE GLOBAL VALUE FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.21%, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.24%. IF THE GROWTH & INCOME FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO WAIVER FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, AND FOR THE YEAR ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 1.72% AND 1.76%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.03% AND 0.13%, RESPECTIVELY.



(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE INFORMATION AGE FUND-TM-, THE MICRO CAP GROWTH FUND, AND THE PARTNERS FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                              The Information             The Micro Cap
                                               Age Fund-TM-                Growth Fund              The Partners Fund
----------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD                PERIOD                           PERIOD
                                           YEAR       YEAR   11/15/95       YEAR    8/15/96       YEAR       YEAR    7/12/95
                                          ENDED      ENDED    THROUGH      ENDED    THROUGH      ENDED      ENDED    THROUGH
                                       12/31/97   12/31/96   12/31/95   12/31/97   12/31/96   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $11.51      $9.30     $10.00     $11.00     $10.00     $14.60     $10.39     $10.00
Income From Investment Operations:
  Net investment income/(loss)           (0.22)     (0.20)     (0.01)     (0.19)     (0.08)       0.13       0.13       0.06
  Net realized gain/(loss) and
   unrealized
   appreciation/(depreciation) on
   investments                             0.95       2.68     (0.69)       3.54       1.08       2.52       4.36       0.33
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations         0.73       2.48     (0.70)       3.35       1.00       2.65       4.49       0.39
Distributions:
  Dividends from net investment
   income                                    --         --         --         --         --     (0.12)     (0.06)         --
  Distribution from net realized
   capital gain                          (0.44)     (0.27)         --         --         --     (0.64)     (0.22)         --
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations         (0.44)     (0.27)         --         --         --     (0.76)     (0.28)         --
Net asset value, end of period           $11.80     $11.51      $9.30     $14.35     $11.00     $16.49     $14.60     $10.39
Total Return                              6.15%     26.72%    (7.00)%     30.45%     10.00%     18.08%     43.15%      3.90%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                           $118,832   $106,264    $32,826   $104,858     $9,464   $194,133   $127,268     $7,480
Ratio of net operating expenses to
 average net assets                       1.82%      2.03%     2.13%*   1.95%(1)  3.08%(1)*      1.78%   1.93%(1)  2.41%(1)*
Ratio of net investment
 income/(loss) to average net assets    (1.71)%    (1.85)%   (0.89)%*  (1.35)%(1) (2.13)%(1)*     0.82%  0.95%(1)  1.34%(1)*
Portfolio turnover rate                    369%       452%        89%       170%        22%        78%       101%        71%
Average commission rate paid(2)         $0.0602    $0.0582         --    $0.0601      $0.06    $0.0274    $0.0216         --
----------------------------------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) IF THE MICROCAP GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISERS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31 1997, AND FOR THE PERIOD ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 2.60% AND 6.40%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.00)% AND (5.45)%, RESPECTIVELY. IF THE PARTNERS FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996, AND FOR THE PERIOD ENDED DECEMBER 31, 1995, WOULD HAVE BEEN 2.15% AND 5.12%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.73% AND (1.37)%, RESPECTIVELY.



(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (continued)



THE VALUE + GROWTH FUND



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                         The Value + Growth Fund
---------------------------------------------------------------------------------------------------------
                                                                 NINE                              PERIOD
                                       YEAR        YEAR        MONTHS        YEAR        YEAR     4/21/92
                                      ENDED       ENDED         ENDED       ENDED       ENDED     THROUGH
                                   12/31/97    12/31/96      12/31/95    12/31/95     3/31/94     3/31/93
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $24.16      $22.66        $18.25      $13.56      $11.94      $10.00
Income From Investment
 Operations:
  Net investment income/(loss)       (0.26)      (0.24)        (0.16)      (0.18)      (0.04)        0.12
  Net realized gain/(loss) and
   unrealized appreciation/
   (depreciation) on
   investments                         3.71        3.47          4.57        5.07        1.99        1.88
---------------------------------------------------------------------------------------------------------
  Total from investment
   operations                          3.45        3.23          4.41        4.89        1.95        2.00
Distributions:
  Dividends from net investment
   income                                --          --            --          --      (0.03)      (0.06)
  Distribution from net
   realized capital gain             (4.43)      (1.73)            --      (0.20)      (0.30)          --
---------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (4.43)      (1.73)            --      (0.20)      (0.33)      (0.06)
Net asset value, end of period       $23.18      $24.16        $22.66      $18.25      $13.56      $11.94
Total Return                         13.81%      14.12%        24.16%      36.27%      16.32%      20.05%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                       $752,994    $643,157    $1,140,151    $428,903     $44,500     $17,833
Ratio of net operating expenses
 to average net assets                1.44%       1.51%        1.45%*       1.68%    1.55%(1)   1.33%(1)*
Ratio of net investment
 income/(loss) to average net
 assets                             (0.96)%     (1.06)%      (1.04)%*     (1.09)%  (0.51)%(1)   1.26%(1)*
Portfolio turnover rate                228%        221%          104%        232%        250%        210%
Average commission rate paid(2)     $0.0573     $0.0574            --          --          --          --
---------------------------------------------------------------------------------------------------------



Per share data has been determined by using the average number of shares outstanding throughout the period.



* ANNUALIZED.



(1) IF THE VALUE + GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIOD ENDED MARCH 31, 1994, AND MARCH 31, 1993, WOULD HAVE BEEN 2.35% AND 2.71%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)% AND (0.12)%, RESPECTIVELY.



(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS. SEE "OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS," BELOW.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, The Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a nondiversified mutual fund.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. Examples of countries that might constitute developing countries include: Argentina, Brazil, China, the Czech Republic, Egypt, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Romania, Russia, South Africa, Taiwan, Thailand, and Turkey. See "Other Investment Practices and Risk Considerations--Foreign Securities" for a description of certain characteristics of developing countries and related risks. The Fund will normally invest at least 65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.


    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to limit risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio

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of equity securities (principally common stocks) of emerging growth companies.
Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy. The Fund will normally invest at least 65% of its assets in companies Robertson Stephens Investment Management determines to be emerging growth companies.


    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

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    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in smaller companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into com-mon stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.

    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.



    The Fund will normally concentrate its investments in securities of issuers in the natural resources industries.


    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.


    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve

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the Fund's objective of long-term capital appreciation. The portion of the
Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund's investment objective is long-term growth. The fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price.

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--------------------------------------------------------------------------------

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------


    The Information Age Fund's investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-concentrates its investments in industries in that sector.


    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.


    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.


    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

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THE MICROCAP GROWTH
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less. Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in smaller companies," below.

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if

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Robertson Stephens Investment Management believes they would help achieve the
Fund's objective. The Fund is a nondiversified mutual fund.

THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL VALUE, AND PARTNERS FUNDS). When Robertson Stephens Investment Management anticipates that the price of a

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security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.


    The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by The Contrarian Fund-TM- or The Developing Countries Fund may have the effect of providing the Fund with investment leverage. For a description of the effects and the risks of investment leverage, see "Borrowing and Leverage" in this Prospectus. Each of the Funds other than The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes).



    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.


    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds

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may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments. The prices of securities of issuers in developing countries and are subject to greater volatility than those of issuers in many more developed countries.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Global Value, and Partners Funds may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    The CONTRARIAN FUND-TM-, the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the other Funds will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. The CONTRARIAN FUND-TM- and DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage,"

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increases a Fund's market exposure and its risk. In addition, use of short sales by one of those Funds may provide the economic equivalent of the Fund's borrowing money. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.


    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets. For more information, see the Statement of Additional Information.


    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a

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Fund will enter into an options or futures transactions only if Robertson
Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.


    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)



    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. The CONTRARIAN FUND-TM-, the DEVELOPING COUNTRIES FUND, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations. At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.


    Currently, the CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, a number of the Funds have invested, and may continue to invest, a significant portion of their assets in companies within the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times,

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Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.


    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio turnover rates for the Funds are set forth under "Financial Highlights," above.


                            MANAGEMENT OF THE FUNDS


    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. RSIM, L.P. and its affiliates have in excess of $20 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.


    RS Investment Management, Inc. (formerly known as "Robertson Stephens Investment Management, Inc."), 555 California Street, San Francisco, CA 94104 is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ("RSIM, Inc.") commenced operations in March 1986 and is also a wholly owned indirect subsidiary of BankAmerica Corp.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. BancAmerica Robertson Stephens may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, the Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund, and Robertson Stephens Investment Management permit

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--------------------------------------------------------------------------------
Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the DIVERSIFIED GROWTH, GROWTH & INCOME, GLOBAL LOW-PRICED STOCK, GLOBAL NATURAL RESOURCES, GLOBAL VALUE, INFORMATION AGE and MICROCAP GROWTH FUNDS has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    Paul H. Stephens has served as The Contrarian Fund's portfolio manager since its inception in June 1993. He was a founder of Robertson, Stephens & Company. In addition to managing public investment portfolios for individuals since 1975, Mr. Stephens has acted as the firm's Chief Investment Officer since 1978. He holds a B.S. and an M.B.A. from the University of California at Berkeley.


    James L. Callinan is responsible for managing the Emerging Growth Fund's portfolio. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.



    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for The Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.



    Roderick R. Berry joined the Robertson Stephens Investment Management research team in April 1995 and serves as a co-portfolio manager of The Information Age Fund-TM- . He has served on the management team of that Fund since its inception. Prior to joining Robertson Stephens, Mr. Berry worked for USL Capital for six years as both an investment officer and a financial manager. Prior to joining USL Capital, he was the assistant product manager for interest-bearing checking at Wells Fargo Bank. From 1987 to 1989, Mr. Berry was president and founder of the Bay Area Optical Laboratory, Inc., a wholesale optical laboratory. He holds a B.A. in economics from Stanford University and an M.B.A. from the J. L. Kellogg School at Northwestern University.



    David J. Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.



    Rainerio Reyes joined Robertson Stephens Investment Management in February 1994 and serves as a co-portfolio manager of the MicroCap Growth Fund. Prior to joining Robertson Stephens, he was a manager in Ernst & Young's management consulting division and served clients in the retail, hotel, financial services, real estate, and business services industries. During the Aquino Administration, Mr. Reyes served as Executive Assistant to the Secretary of Transportation and Communications, Republic of the Philippines. While with the Hilton Hotels Corporation,

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--------------------------------------------------------------------------------

Mr. Reyes held various management positions with the food and beverage and rooms divisions. Mr. Reyes holds a B.S. in hotel and restaurant administration from Cornell University and an M.B.A. with a major in finance from the Wharton School of the University of Pennsylvania.



    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Mr. Pilara is the President and a Trustee of the Trust. Since August 1993 he has been a member of The Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson Stephens Investment Management, he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College. Mr. Pilara has been a Trustee of the Trust since September 1997.


    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson Stephens Investment Management, Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.


    John H. Seabern serves as a co-portfolio manager of the Diversified Growth Fund. He has served on the management team of that Fund since its inception. Mr. Seabern is also a research analyst for the Growth & Income Fund. Prior to joining the Growth & Income Fund, Mr. Seabern was a research analyst for The Contrarian Fund-TM-. He has been with Robertson Stephens Investment Management since September 1993. Prior to that time, Mr. Seabern worked at Duncan-Hurst Capital Management as a performance analyst for two years. He holds a B.S. degree in finance from the University of Colorado.



    The Developing Countries Fund and the Global Low-Priced Stock Fund are managed by teams of investment professionals at Robertson Stephens Investment Management.


                             HOW TO PURCHASE SHARES
                             (CLASS A SHARES ONLY)


    Currently, your minimum initial investment is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA). You may obtain an Application by calling the Funds at 1-800-766-FUND, or by writing to Robertson Stephens Funds, an affiliate of Robertson Stephens Investment Management, at 555 California Street, Suite 2600, San Francisco, CA 94104. For more information on Robertson Stephens IRAs, please call to request an IRA Disclosure Statement.


INITIAL INVESTMENTS
-------------------------------------

    You may make your initial investment by mail or by wire transfer as described below.


    BY MAIL: Send a completed Application, together with a check made payable to the Fund in which you intend to invest (or, if you are investing in more than one Fund, make your check payable to Robertson Stephens Funds), to the Funds' Transfer Agent: State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141-6717.



    BY OVERNIGHT MAIL: Send the information described above to: 330 West 9th Street, First Floor, Kansas City, MO 64105.


    BY WIRE:


(1) Telephone National Financial Data Services at 1-800-624-8025. Indicate the name(s) to be used on the account registration, the

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--------------------------------------------------------------------------------
    mailing address, your social security or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

(2) Then instruct your bank to wire the specified amount, along with your account name and number to:

    State Street Bank and Trust Company
    ABA# 011 000028
    Attn.: Custody
    DDA# 99047177
    225 Franklin Street
    Boston, MA 02110
    Credit: [Name of Fund]
    For further credit:
    ____________________________________________________________________________
    (Shareholder's name)
    ____________________________________________________________________________
    (Shareholder's account #)


(3) At the same time, you MUST mail a completed and signed Application to: State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141-6717. Please include your account number on the Application. Failure to supply a signed Application may result in backup withholding.



    You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Funds. The Funds, Robertson Stephens Investment Management, BancAmerica Robertson Stephens, or Edgewood Services, Inc. ("Edgewood"), the Funds' distributor, may, in their discretion pay such brokers for shareholder, subaccounting, and other services.


SUBSEQUENT INVESTMENTS
-------------------------------------

    After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.


    AUTOBUY: The Autobuy option allows shareholders to purchase shares by moving money directly from their checking account to a Robertson Stephens fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-624-8025 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction, along with a voided check, to the Transfer Agent.


OTHER INFORMATION ABOUT
PURCHASING SHARES
-------------------------------------


    All purchases of the Funds' shares are subject to acceptance by a Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by a Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the New York Stock Exchange, normally 4:00 p.m. eastern time.


    All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any

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--------------------------------------------------------------------------------
loss incurred by the Funds or the Transfer Agent. Each Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

    No share certificates will be issued, except that certificates for shares of the Emerging Growth Fund will be issued upon written request to the Transfer Agent.

EXCHANGE PRIVILEGE
-------------------------------------

    Shares of one Fund may be exchanged for Class A shares of another Fund. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days' prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES
                             (CLASS A SHARES ONLY)

REDEMPTIONS BY MAIL
-------------------------------------

    You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;


(2) identifies your Fund and account number; and


(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE
-------------------------------------


    Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. eastern time on any day the New York Stock Exchange is open for business.


    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Funds

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--------------------------------------------------------------------------------
and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

WIRE TRANSFER OF REDEMPTIONS
-------------------------------------

    If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.


    AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-624-8025 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction along with a voided check to the Transfer Agent.


GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check until the check has cleared, whichever occurs first.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR


    Edgewood Services, Inc. is the principal underwriter of the Funds' shares. To compensate Edgewood for the services it provides and for the expenses it bears in connection with the distribution of a Fund's Class A shares, each Fund makes payments to Edgewood under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each of the Funds pays Edgewood compensation, accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets attributable to its Class A shares, in the case of The Contrarian Fund, and 0.25% of the Fund's average daily net assets attributable to its Class A shares, in the case of the other Funds. (The Distribution Plan contemplates that The Contrarian Fund-TM- and the Developing Countries Fund may make payments at the annual rates of up to 0.75% and 0.50%, respectively, of the Funds' average daily net assets attributable to their Class A shares, although the Trustees have currently limited such payments to

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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the annual rates of 0.50% and 0.25%, respectively, of the Funds' average daily net assets attributable to their Class A shares). Edgewood may pay brokers a commission expressed as a percentage of the purchase price of shares of the Funds.



    BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plan.



    Robertson Stephens Investment Management and its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.


                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (more often if necessary to avoid certain excise or income taxes on the Fund). All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days' prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.


    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions of net long-term capital gains are subject to a maximum tax rate of 28% or 20% depending on a Fund's holding period in the portfolio investment generating the gains. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.


    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED


    Each Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to its Class A shares, less its liabilities attributable to its Class A shares, by the number of its Class A shares outstanding. Shares are valued as of 4:30 p.m. on each day the New York Stock Exchange is open. Fund securities for which market quotations are readily available are

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--------------------------------------------------------------------------------
stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The net asset value of a Fund's Class A shares will generally differ from that of its other classes of shares due to the variance in net income realized by and dividends paid on each class of shares, and any difference in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data for a Fund's Class A shares may from time to time be included in advertisements about the Funds. A Fund's "yield" is calculated by dividing the annualized net investment income per Class A share during a recent 30-day period by the net asset value per Class A share on the last day of that period. "Total return" for one-, five-, and ten-year periods, and for the life of a Fund, through the most recent calendar quarter represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in the Fund's Class A shares. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a single series except when required by law or determined by the Board of Trustees. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. The sales charges and other expenses of a Fund's Class C shares differ from those of its Class A shares, which will affect performance. For information concerning the Class C shares of any Fund, call 1-800-880-2423. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                                 RS Investment
                                Management, Inc.
                             555 California Street
                                   Suite 2600
                            San Francisco, CA 94104
                                 1-800-766-3863


                                  DISTRIBUTOR
                            Edgewood Services, Inc.
                              Clearing Operations
                                 P. O. Box 897
                           Pittsburgh, PA 15230-0897



                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                           Kansas City, MO 64141-6717
                                 1-800-624-8025


                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110


    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.


---------------------------------------------------
---------------------------------------------------

                                     [LOGO]

                        BRINGING THE FUND MANAGER TO YOU


                       555 CALIFORNIA STREET, SUITE 2600
                            SAN FRANCISCO, CA 94104
                                 1-800-766-FUND



                                 CLASS A SHARES
                                   PROSPECTUS
                                 March 1, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ROBERTSON STEPHENS MUTUAL FUNDS

555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS C SHARES
800-880-4243                                                       March 1, 1998

--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class C shares of twelve mutual funds by this
Prospectus: THE CONTRARIAN FUND-TM-, The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, THE INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.


    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS C SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March 1, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-880-4243. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional information is incorporated into this Prospectus by reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
         ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
  ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY
     INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
            INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK,
                      INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY


The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares during the current fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.



SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Redemption Fee*                                               None
  Exchange Fee                                                  None
  Contingent Deferred Sales Charge                              1.0% in the
   (as a percentage of the original purchase price)             first year,
                                                                and
                                                                eliminated
                                                                thereafter.


--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                           GLOBAL
                                                                            LOW-      GLOBAL
                           CON-     DEVELOPING   DIVERSIFIED   EMERGING    PRICED     NATURAL
                         TRARIAN    COUNTRIES      GROWTH       GROWTH     STOCK     RESOURCES
                         --------   ----------   -----------   --------   --------   ---------
Management Fees          1.50%       1.25%        1.00%         1.00%     1.00%      1.00%
Rule 12b-1 Expenses      0.75%       0.75%        0.75%         0.75%     0.75%      0.75%
Shareholder Service Fee  0.25%       0.25%        0.25%         0.25%     0.25%      0.25%
Other Expenses*          0.23%       0.60%(1)     0.69%(1)      0.25%     0.45%(1)   0.56%(1)
                         --------   ----------   -----------   --------   --------   ---------
Total Fund Operating
 Expenses*               2.73%       2.85%(1)     2.69%(1)      2.25%     2.45%(1)   2.56%(1)



                                                              MICRO                VALUE
                          GLOBAL    GROWTH &   INFORMATION     CAP                   +
                          VALUE      INCOME        AGE        GROWTH    PARTNERS   GROWTH
                         --------   --------   -----------   --------   --------   ------
Management Fees          1.00%      1.00%         1.00%      1.25%      1.25%      1.00%
Rule 12b-1 Expenses      0.75%      0.75%         0.75%      0.75%      0.75%      0.75%
Shareholder Service Fee  0.25%      0.25%         0.25%      0.25%      0.25%      0.25%
Other Expenses*          0.70%(1)   0.05%(1)      0.57%      0.45%(1)   0.28%      0.19%
                         --------   --------   -----------   --------   --------   ------
Total Fund Operating
 Expenses*               2.70%(1)   2.05%(1)      2.57%      2.70%(1)   2.53%      2.19%


------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.

 * ESTIMATED BASED ON EXPECTED EXPENSES DURING THE CURRENT FISCAL YEAR.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

    An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                         -----------  -----------  -----------  -----------
The Contrarian Fund-TM-                   $      38    $      85    $     144    $     305
The Developing Countries Fund             $      39    $      88    $     150    $     316
The Diversified Growth Fund               $      37    $      83    $     142    $     301
The Emerging Growth Fund                  $      33    $      70    $     120    $     258
The Global Low-Priced Stock Fund          $      35    $      76    $     130    $     278
The Global Natural Resources Fund         $      36    $      80    $     136    $     288
The Global Value Fund                     $      37    $      84    $     143    $     302
The Growth & Income Fund                  $      31    $      64    $     110    $     237
The Information Age Fund-TM-              $      36    $      80    $     136    $     289
The MicroCap Growth Fund                  $      37    $      84    $     143    $     302
The Partners Fund                         $      36    $      79    $     134    $     285
The Value + Growth Fund                   $      32    $      68    $     117    $     251



This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Developing Countries Fund, 1.04% and 3.29%; Diversified Growth Fund, 0.89% and 2.89%; Global Low-Priced Stock Fund, 1.10% and 3.10%; Global Natural Resources Fund, 0.57% and 2.57%; Global Value Fund, 1.97% and 3.97%; Growth & Income Fund, 0.48% and 2.48%; and MicroCap Growth Fund, 1.10% and 3.35%. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements of each Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                          For the Period Ended 12/31/97(1)
                                                                                            GLOBAL     GLOBAL
                                                    DEVELOPING  DIVERSIFIED   EMERGING  LOW-PRICED    NATURAL
                                        CONTRARIAN   COUNTRIES      GROWTH      GROWTH       STOCK  RESOURCES
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.26       $9.57      $15.79      $18.86      $13.45     $13.67
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)              (0.03)      (0.14)      (0.08)      (0.23)      (0.16)     (0.05)
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
   appreciation/ (depreciation) on
   investments and securities sold
   short                                    (4.61)      (1.30)        0.15        4.86      (1.69)     (1.87)
-------------------------------------------------------------------------------------------------------------
  Total from investment operations          (4.64)      (1.44)        0.07        4.63      (1.85)     (1.92)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income          --          --          --          --          --         --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized
   capital gain                             (0.08)      (0.20)      (1.93)      (5.02)      (0.56)     (0.18)
-------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.08)      (0.20)      (1.93)      (5.02)      (0.56)     (0.18)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $11.54       $7.93      $13.93      $18.47      $11.04     $11.57
-------------------------------------------------------------------------------------------------------------
Total Return                              (28.60)%    (15.16)%       1.10%      24.80%    (14.07)%   (14.12)%
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period
   (thousands)                              $4,053         $75        $376        $330         $51        $30
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                          2.73%    2.85%(2)    2.69%(2)       2.25%    2.45%(2)   2.56%(2)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss)
 to average net assets                     (0.32)%  (2.11)%(2)  (2.17)%(2)     (1.81)%  (1.95)%(2)  (1.02)%(2)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        36%        148%        370%        462%         65%        97%
Average commission rate paid(3)            $0.0191     $0.0052     $0.0641     $0.0567     $0.0096    $0.0160
-------------------------------------------------------------------------------------------------------------



(1) CLASS C SHARES WERE FIRST ISSUED ON APRIL 14, 1997 (THE CONTRARIAN FUND-TM-), MAY 8, 1997 (THE DEVELOPING COUNTRIES FUND), SEPTEMBER 8, 1997 (THE DIVERSIFIED GROWTH FUND), MAY 8, 1997 (THE EMERGING GROWTH FUND), MAY 20, 1997 (THE GLOBAL LOW-PRICED STOCK FUND), AUGUST 1, 1997 (THE GLOBAL NATURAL RESOURCES FUND).



(2) IF THE DEVELOPING COUNTRIES FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER FOR THE PERIOD FROM MAY 8, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN (15.39)%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.29%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.55)%. IF THE DIVERSIFIED GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER FOR THE PERIOD ENDED DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 1.10%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.89%, AND THE RATIO OF THE NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.37)%. IF THE GLOBAL LOW-PRICED STOCK FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER FOR THE PERIOD FROM MAY 20, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN (14.46)%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.10%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.60)%. IF THE GLOBAL NATURAL RESOURCES FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER FOR THE PERIOD FROM AUGUST 1, 1997 (COMMENCEMENT OF OPERATIONS), TO DECEMBER 31, 1997, THE TOTAL RETURN WOULD HAVE BEEN (14.12)%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.57%, AND THE RATIO OF THE NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.03)%.



(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.



    RATIOS, EXCEPT FOR TOTAL RETURN AND PORTFOLIO TURNOVER RATE, HAVE BEEN ANNUALIZED. TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.



    AMOUNTS SHOWN FOR THE CONTRARIAN FUND-TM- MAY NOT CORRESPOND TO AMOUNTS SHOWN ON THE STATEMENT OF OPERATIONS DUE TO THE TIMING OF REALIZED AND UNREALIZED GAIN/(LOSS).



    PER-SHARE DATA WITH RESPECT TO CLASS C SHARES HAS BEEN DETERMINED BY USING THE AVERAGE NUMBER OF CLASS C SHARES OUTSTANDING THROUGHOUT THE PERIOD. DISTRIBUTIONS REFLECT ACTUAL PER-SHARE AMOUNTS DISTRIBUTED FOR THE PERIOD.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    FINANCIAL HIGHLIGHTS



The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements of each Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.



                                                               For the Period Ended 12/31/97(1)

                                                  GLOBAL   GROWTH &  INFORMATION  MICROCAP              VALUE +
                                                   VALUE     INCOME        AGE     GROWTH   PARTNERS     GROWTH
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.69     $13.73     $13.36     $12.18     $14.49     $27.71
Income from Investment Operations:
  Net investment income/(loss)                      0.02     (0.03)     (0.20)     (0.15)         --     (0.24)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized appreciation/
   (depreciation) on investments and
   securities sold short                            1.15       2.73     (1.05)       2.20       2.62     (0.06)
---------------------------------------------------------------------------------------------------------------
  Total from investment operations                  1.17       2.70     (1.25)       2.05       2.62     (0.30)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income            (0.08)     (0.04)         --         --     (0.07)         --
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital
   gain                                           (0.60)     (3.03)     (0.44)         --     (0.64)     (4.43)
---------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.68)     (3.07)     (0.44)         --     (0.71)     (4.43)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.18     $13.36     $11.67     $14.23     $16.40     $22.98
---------------------------------------------------------------------------------------------------------------
Total Return                                      11.15%     20.16%    (9.53)%     16.83%     18.00%    (1.52)%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (thousands)             $193     $1,369        $79     $1,404     $1,000     $1,246
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
 net assets                                     2.70%(2)   2.05%(2)      2.57%   2.70%(2)      2.53%      2.19%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                             0.33%(2)  (0.31)%(2)   (2.50)%  (2.20)%(2)   (0.25)%    (1.69)%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             234%       236%       369%       170%        78%       228%
Average commission rate paid(3)                  $0.0265    $0.0530    $0.0602    $0.0601    $0.0274    $0.0573
---------------------------------------------------------------------------------------------------------------



(1) CLASS C SHARES WERE FIRST ISSUED ON JULY 1, 1997 (THE GLOBAL VALUE FUND), MAY 9, 1997 (THE GROWTH & INCOME FUND), JULY 11, 1997 (THE INFORMATION AGE FUND-TM-), JUNE 18, 1997 (THE MICROCAP GROWTH FUND), APRIL 14, 1997 (THE PARTNERS FUND), MAY 28, 1997 (THE VALUE + GROWTH FUND).



(2) IF THE GLOBAL VALUE FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT FROM THE ADVISER, TOTAL RETURN WOULD HAVE BEEN 9.26%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.97%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.94)%. IF THE GROWTH & INCOME FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER FOR THE PERIOD FROM MAY 9, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 20.07%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.48%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.74)%. IF THE MICROCAP GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT FROM THE ADVISER, FOR THE PERIOD FROM MAY 8, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 16.58%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.35%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.85)%.



(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.



    RATIOS, EXCEPT FOR TOTAL RETURN AND PORTFOLIO TURNOVER RATE, HAVE BEEN ANNUALIZED. TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.



    AMOUNTS SHOWN FOR THE CONTRARIAN FUND-TM- MAY NOT CORRESPOND TO AMOUNTS SHOWN ON THE STATEMENT OF OPERATIONS DUE TO THE TIMING OF REALIZED AND UNREALIZED GAIN/(LOSS).



    PER-SHARE DATA WITH RESPECT TO CLASS C SHARES HAS BEEN DETERMINED BY USING THE AVERAGE NUMBER OF CLASS C SHARES OUTSTANDING THROUGHOUT THE PERIOD. DISTRIBUTIONS REFLECT ACTUAL PER-SHARE AMOUNTS DISTRIBUTED FOR THE PERIOD.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS. SEE "OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS," BELOW.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, the Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of

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companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. Examples of countries that might constitute developing countries include: Argentina, Brazil, China, the Czech Republic, Egypt, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Romania, Russia, South Africa, Taiwan, Thailand, and Turkey. See "Other Investment Practices and Risk Considerations--Foreign Securities" for a description of certain characteristics of developing countries and related risks. The Fund will normally invest at least 65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.


    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio

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of equity securities (principally common stocks) of emerging growth companies.
Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy. The Fund will normally invest at least 65% of its assets in companies Robertson Stephens Investment Management determines to be emerging growth companies.


    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

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--------------------------------------------------------------------------------

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in smaller companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into com-mon stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.

    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.



    The Fund will normally concentrate its investments in securities of issuers in the natural resources industries.


    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.


    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve

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the Fund's objective of long-term capital appreciation. The portion of the
Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price.

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--------------------------------------------------------------------------------

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------


    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-concentrates its investments in industries in that sector.


    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.


    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.


    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

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THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less. Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in smaller companies," below.

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management

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believes they would help achieve the Fund's objective. The Fund is a non-diversified mutual fund.

THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES (ALL FUNDS EXCEPT THE EMERGING GROWTH, PARTNERS, AND GLOBAL VALUE FUNDS). When Robertson Stephens Investment Management anticipates that the price of a

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security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.


    The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by The Contrarian Fund-TM- or The Developing Countries Fund may have the effect of providing the Fund with investment leverage. For a description of the effects and the risks of investment leverage, see "Borrowing and Leverage" in this Prospectus. Each of the Funds other than The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes.)



    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.


    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds

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may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments. The prices of securities of issuers in developing countries are subject to greater volatility than those of issuers in many more developed countries.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Partners, and Global Value Funds may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    THE CONTRARIAN FUND,-TM- the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the OTHER FUNDS will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. THE CONTRARIAN FUND-TM- and the DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage,"

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increases a Fund's market exposure and its risk. In addition, use of short sales by one of those Funds may provide the economic equivalent of the Fund's borrowing money. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.


    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets. For more information, see the Statement of Additional Information.


    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a

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Fund will enter into options or futures transactions only if Robertson Stephens
Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.


    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.


    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE CONTRARIAN FUND-TM-, the DEVELOPING COUNTRIES FUND, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, THE CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, a number of the Funds have invested, and may continue to invest, a significant portion of their assets in companies in the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's

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basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not gener-

ally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turn-

over generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rates for the Funds are set forth under "Financial Highlights" above.


                            MANAGEMENT OF THE FUNDS


    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), 555 California Street, Suite 2600, San Francisco, CA 94104, is the investment advisor for each of the Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. RSIM, L.P. and its affiliates have in excess of $20 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.



    RS Investment Management, Inc. (formerly known as Robertson Stephens Investment Management, Inc.), 555 California Street, Suite 2600, San Francisco, CA 94104, is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ("RSIM, Inc.") commenced operations in March 1986 and is also a wholly owned indirect subsidiary of BankAmerica Corp.


    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. BancAmerica Robertson Stephens may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the

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Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Global
Value Fund, the Growth & Income Fund, The Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Low-Priced Stock, Global Natural Resources, Global Value, Information Age-TM-, and MicroCap Growth Funds, has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    Paul H. Stephens has served as The Contrarian Fund's-TM- portfolio manager since its inception in June 1993. He was a founder of Robertson, Stephens & Company. In addition to managing public investment portfolios for individuals since 1975, Mr. Stephens has acted as the firm's Chief Investment Officer since 1978. He holds a B.S. and an M.B.A. from the University of California at Berkeley.


    James Callinan is responsible for managing the Emerging Growth Fund's portfolio. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.


    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for the Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.


    Roderick R. Berry joined the Robertson Stephens Investment Management research team in April 1995 and serves as a co-portfolio manager of The Information Age Fund-TM-. He has served on the management team of that Fund since its inception. Prior to joining Robertson Stephens, Mr. Berry worked for USL Capital for six years as both an investment officer and a financial manager. Prior to joining USL Capital, he was the assistant product manager for interest-bearing checking at Wells Fargo Bank. From 1987-1989, Mr. Berry was president and founder of the Bay Area Optical Laboratory, Inc., a wholesale optical laboratory. He holds a B.A. in economics from Stanford University and an M.B.A. from the J. L. Kellogg School at Northwestern University.



    David Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

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    Rainerio Reyes joined Robertson Stephens Investment Management in February
1994 and serves as a co-portfolio manager of the MicroCap Growth Fund. Prior to joining Robertson Stephens, he was a manager in Ernst & Young's management consulting division and served clients in the retail, hotel, financial services, real estate, and business services industries. During the Aquino Administration, Mr. Reyes served as Executive Assistant to the Secretary of Transportation and Communications, Republic of the Philippines. While with the Hilton Hotels Corporation, Mr. Reyes held various management positions with the food and beverage and rooms divisions. Mr. Reyes holds a B.S. in hotel and restaurant administration from Cornell University and an M.B.A. with a major in finance from the Wharton School of the University of Pennsylvania.



    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Mr. Pilara is the President and a Trustee of the Trust. Since August 1993 he has been a member of The Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson Stephens Investment Management, he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College. Mr. Pilara has been a Trustee of the Trust since September 1997.



    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson Stephens Investment Management, Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.



    John H. Seabern serves as a co-portfolio manager of the Diversified Growth Fund. He has served on the management team of that Fund since its inception. Mr. Seabern is also a research analyst for the Growth & Income Fund. Prior to joining the Growth & Income Fund, Mr. Seabern was a research analyst for The Contrarian Fund-TM-. He has been with Robertson Stephens Investment Management since September 1993. Prior to that time, Mr. Seabern worked at Duncan-Hurst Capital Management as a performance analyst for two years. He holds a BS degree in finance from the University of Colorado.



    The Developing Countries Fund and the Global Low-Priced Stock Fund are managed by teams of investment professionals at Robertson Stephens Investment Management.



                             HOW TO PURCHASE SHARES



    Class C shares of any Fund may be purchased through your financial institution, which may be a broker-dealer, a bank, or another institution. You can open a Class C shares account in any Fund with as little as $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts) and make additional investments at any time with as little as $100 ($1 for IRAs). For more information on Robertson Stephens IRAs, please call to request an IRA Disclosure Statement.


    Your financial institution can assist you in establishing your account and making your investment. Your financial institution is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services. If you do not have a financial institution, Edgewood Services, Inc., the Funds' principal underwriter ("Edgewood"), can refer you to one.

    Once you have made the initial minimum investment in a Fund, you can make regular investments in that Fund of $100 or more on a

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monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your financial institution or through Robertson Stephens Funds, an affiliate of Robertson Stephens Investment Management.


OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    Each Fund's Class C shares are sold at the Fund's net asset value per share next determined after the Fund receives your purchase order. In most cases, in order to receive that day's public offering price, your financial institution must ensure that the Trust receives your order before the close of regular trading on the New York Stock Exchange.


    CONTINGENT DEFERRED SALES CHARGE. Class C shares are sold without an initial sales charge, although a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within the first year after purchase. The CDSC will be charged on the lesser of the shares' cost or current net asset value. Shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable on any redemption, a Fund will first redeem shares acquired through the reinvestment of distributions, and then the remaining shares held longest. Edgewood and BancAmerica Robertson Stephens receive the entire amount of any CDSC you pay.



    REINVESTMENT PRIVILEGE. If you redeem Class C shares of a Fund, you have a one-time right, within 90 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Robertson Stephens Funds must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC. If you redeem shares in a Fund, there may be tax consequences.


GENERAL
-------------------------------------

    If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first.

    A Fund may waive the CDSC on Class C shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Robertson Stephens Investment Management and its affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Edgewood, employees (and their families) of financial institutions having sales agreements with Edgewood (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Robertson Stephens family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, and tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Robertson Stephens Funds. A Fund may sell shares not subject to any CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; and (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; (c) a tax-free return on an excess contribution to an IRA; and (d) distributions to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, Robertson Stephens Investment Management, or their affiliates. Contact your financial institution or

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Robertson Stephens Funds for information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of the waivers described above. Please instruct your broker-dealer or other financial institution accordingly.


    Because of the relatively high cost of maintaining accounts, the Fund reserves the right to redeem, upon not less than 60 days' notice, any Fund account whose account balance falls below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Fund by increasing his investment in shares of the Fund to a value of $500 or more during such 60-day period.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus. No share certificates for Class C shares will be issued.

EXCHANGE PRIVILEGE
-------------------------------------


    Except as otherwise described below, you can exchange your shares in any Fund worth at least $5,000 for Class C shares of the other Robertson Stephens Funds offering such shares, at net asset value beginning 15 days after purchase. If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.



    Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not, without the consent of Robertson Stephens Funds, exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).


    The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Robertson Stephens Investment Management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult your financial institution before requesting an exchange.

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days' prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

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                              HOW TO REDEEM SHARES

    You can sell your Class C shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your financial institution or directly to the Fund. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR
FINANCIAL INSTITUTION
-------------------------------------


    Your financial institution and Robertson Stephens Funds must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your financial institution will be responsible for furnishing all necessary documentation to Robertson Stephens Funds, and may charge you for its services.


SELLING SHARES DIRECTLY TO A FUND
-------------------------------------


    BY MAIL. You may redeem your shares of a Fund by mailing a written request for redemption to National Financial Data Services (the "Transfer Agent") that:


(1) states the number of shares or dollar amount to be redeemed;


(2) identifies your Fund and account number; and


(3) is signed by you and all other owners of the account exactly as their names appear on the account.


    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at 1-800-624-8025. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.



    BY TELEPHONE. Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.


    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may modify or terminate its telephone redemption services at any time upon 30 days notice.

    BY WIRE TRANSFER. If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your financial institution or to you by a wire transfer. Please indicate your financial institution's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid

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either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your financial institution, your financial institution is responsible for ensuring that the Transfer Agent receives your redemption request in proper form at the appropriate time.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Each of the Funds has adopted a Distribution Plan under Rule 12b-1 with respect to its Class C shares (the "Plan") providing for payments by the Fund to Edgewood from the assets attributable to the Fund's Class C shares. Payments under the Plan are intended to compensate Edgewood for services provided and expenses incurred by it as principal underwriter of the Fund's Class C shares, including the payments to financial institutions described below.


    In order to compensate broker-dealers and certain other financial institutions for services provided in connection with sales of Class C shares, Edgewood makes quarterly payments to qualifying broker-dealers and other financial institutions at an annual rate of up to 0.75% of the average net asset value of Class C shares attributable to shareholders for whom the broker-dealers or financial institutions are intermediaries of record. Edgewood may suspend or modify such payments. Such payments are also subject to the continuation of the Plan, the term of any agreements between financial institutions and Edgewood, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



    Each of the Funds currently makes payments under the Plan at the annual rate of 0.75% of the assets of the Fund attributable to its Class C shares (although the Plan contemplates payments at a rate of up to 1.00% of a Fund's average net assets attributable to Class C shares). The Plan also by its terms relates to payments under the Funds' Shareholder Servicing Plans, to the extent such payments may be seen as primarily intended to result in the sale of a Fund's Class C shares. BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plan. In addition, BancAmerica Robertson Stephens receives an amount equal to the proceeds of any CDSC imposed on redemptions of shares.



    Robertson Stephens Investment Management and its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.


                           SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Class C shares of each Fund. Under the Service Plan, each Fund pays fees to BancAmerica Robertson Stephens at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan contemplates that financial institutions will enter into shareholder service agreements with BancAmerica Robertson Stephens to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments from BancAmerica Robertson Stephens at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as BancAmerica Robertson Stephens reasonably requests.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (or more often if necessary to avoid certain excise or income taxes on the Fund). All distributions by a Fund will be automatically reinvested in Class C shares of the Fund unless the shareholder requests cash payment on at least 10 days' prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.


    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions of net long-term capital gains are subject to a maximum tax rate of 28% or 20% depending on a Fund's holding period in the portfolio investment generating the gains. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.


    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its Class C shares by dividing the total value of its assets attributable to its Class C shares, less its liabilities attributable to those shares, by the number of its Class C shares outstanding. Shares are valued as of 4:30 p.m. on each day the New York Stock Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The net asset value of a Fund's Class C shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED


    Yield and total return data may from time to time be included in advertisements about the Funds' Class C shares. The "yield" of a Fund's Class C shares is calculated by dividing the annualized net investment income per Class C share during a recent 30-day period by the net asset value per Class C share on the last day of that period. "Total return" for the period during which Class C shares of a Fund have been offered, through the most recent calendar quarter, represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in Class C shares of that Fund. Total return may also be presented for other periods. Advertisements about a Fund may include total return information for the Fund's Class A shares for periods prior to the initial offering date of the Fund's Class C shares; that information may be adjusted to reflect any higher operating expenses (such as shareholder service fees or distribution fees) incurred by the Fund's Class C shares. Because a Fund's operating expenses attributable to its Class C shares are higher than those attributable to its Class A shares and because a Fund may impose a contingent deferred sales charge in connection with the redemption of Class C shares, the investment performance of a Fund's Class C shares would have been lower than that of its Class A shares for any such periods shown. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment adviser or any portfolio manager.


    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a single series except when required by law or determined by the Board of Trustees. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. The sales charges and other expenses of a Fund's Class A shares differ from (and are currently lower than) those of its Class C shares, which will affect performance. For information concerning the Class A shares of any Fund, call 1-800-766-FUND. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.



    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141-6717, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------


                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                         Robertson Stephens Investment
                                Management, Inc.
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-880-4243



                                  DISTRIBUTOR
                            Edgewood Services, Inc.
                              Clearing Operations
                    P.O. Box 897, Pittsburgh, PA 15230-0897



                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                           Kansas City, MO 64141-6717
                                 1-800-624-8025


                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110


    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.


---------------------------------------------------
---------------------------------------------------


                                     [LOGO]

                        BRINGING THE FUND MANAGER TO YOU



                       555 CALIFORNIA STREET, SUITE 2600
                            SAN FRANCISCO, CA 94104
                                 1-800-880-4243



                                 CLASS C SHARES
                                   PROSPECTUS
                                 March 1, 1998

                     ROBERTSON STEPHENS INVESTMENT TRUST
                          FUND PROSPECTUS SUPPLEMENT
                 to Class A Prospectus Dated March 1, 1998



The section of the Prospectus entitled "Portfolio Managers" is amended by deleting the last paragraph of the section and substituting in its place the following:

     "Michael C. Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from Pennsylvania State University and a master's degree in international business from the University of South Carolina.



     "The Global Low-Priced Stock Fund is managed by a team of investment professionals at Robertson Stephens Investment Management."



March 1, 1998

                     ROBERTSON STEPHENS INVESTMENT TRUST
                          FUND PROSPECTUS SUPPLEMENT
                 to Class C Prospectus Dated March 1, 1998



The section of the Prospectus entitled "Portfolio Managers" is amended by deleting the last paragraph of the section and substituting in its place the following:

     "Michael C. Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from Pennsylvania State University and a master's degree in international business from the University of South Carolina.



     "The Global Low-Priced Stock Fund is managed by a team of investment professionals at Robertson Stephens Investment Management."




March 1, 1998

                        STATEMENT OF ADDITIONAL INFORMATION
                           ROBERTSON STEPHENS MUTUAL FUNDS


                                    MARCH 1, 1998


     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with a Prospectus of the Trust dated March 1, 1998, as it may be revised from time to time. This Statement relates to the Funds' Class A and Class C Shares. A copy of a Prospectus of the Trust for its Class A or Class C Shares can be obtained upon request made to Robertson Stephens Funds, 555 California Street, Suite 2600, San Francisco,
CA 94104, telephone 1-800-766-FUND.

                                  TABLE OF CONTENTS

     CAPTION                                                            PAGE
     -------                                                            ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . .  B-2
THE FUNDS' INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . B-14
THE FUNDS' DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . B-36
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . . B-38
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-39
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . B-40
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . B-44
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-45
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . B-48


                          INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in detail in the Prospectuses. The following discussion provides supplemental information concerning certain investment techniques in which one or more of the Funds may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to all of the Funds.

     All of the Funds, except for the Emerging Growth Fund, are managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."). The Emerging Growth Fund is managed by RS Investment Management, Inc. ("RSIM, Inc."). RSIM, L.P. and RSIM, Inc. are sometimes referred to in this Statement collectively as "Robertson Stephens Investment Management."

     Class A shares and Class C shares are offered through two separate prospectuses. Any reference to the "Prospectus" in this Statement is a reference to each such prospectus unless the context requires otherwise or unless otherwise specified.

LOWER-RATED DEBT SECURITIES

     Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See APPENDIX A for a description of these ratings. None of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

     The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when Robertson Stephens Investment Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

     The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     A Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations may also restrict the Funds' use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS AND BOUNDS

     The Value + Growth Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Right Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. BOUNDs provide a holder the opportunity to retain dividends on the underlying security while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The Value + Growth Fund will not purchase these options with respect to more than 25% of the value of its net assets.

     LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

     BOUNDs are long-term options which are expected to have the same economic characteristics as covered call options, with the added benefits that BOUNDs can be traded in a single transaction and are not subject to early exercise.
Covered call writing is a strategy by which an investor sells a call option while simultaneously owning the number of shares of the stock underlying the call. BOUND holders are able to participate in a stock's price appreciation up to but not exceeding a specified strike price while receiving payments equivalent to any cash dividends declared on the underlying stock. At expiration, a BOUND holder will receive a specified number of shares of the underlying stock for each BOUND held if, on the last day of trading, the underlying stock closes at or below the strike price. However, if at expiration the underlying stock closes above the strike price, the BOUND holder will receive a payment equal to a multiple of the BOUND's strike price for each BOUND held. The terms of a BOUND are not adjusted because of cash distributions to the shareholders of the underlying security. BOUNDs are subject to the position limits for equity options imposed by the exchanges on which they are traded.

     The settlement mechanism for BOUNDs operates in conjunction with that of the corresponding LEAPs. For example, if at expiration the underlying stock closes at or below the strike price, the LEAP will expire worthless, and the holder of a corresponding BOUND will receive a specified number of shares of stock from the writer of the BOUND. If, on the other hand, the LEAP is "in the money" at expiration, the holder of the LEAP is entitled to receive a specified number of shares of the underlying stock from the LEAP writer upon payment of the strike price, and the holder of a BOUND on such stock is entitled to the cash equivalent of a multiple of the strike price from the writer of the BOUND. An investor holding both a LEAP and a corresponding BOUND, where the underlying stock closes above the strike price at expiration, would be entitled to receive a multiple of the strike price from the writer of the BOUND and, upon exercise of the LEAP, would be obligated to pay the same amount to receive shares of the underlying stock. LEAPs are American-style options (exercisable at any time prior to expiration), whereas BOUNDs are European-style options (exercisable only on the expiration date).

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, a Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, Robertson Stephens Investment Management considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

     Certain of the Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders

(usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

PRECIOUS METALS

     The value of the investments of certain Funds may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.
Many institutions have rescinded policies that preclude investments in companies doing business in South Africa. In July 1991, the United States lifted the prohibition on new U.S. investment in South Africa, including the purchase of newly-issued securities of South African companies.

     In addition to its investments in securities, a Fund may, as described from time to time in the Prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that Robertson Stephens Investment Management intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

     Under current federal income tax law, gains from selling precious metals (and certain other assets) may not exceed 10% of a Fund's annual gross income. This tax requirement could a Fund to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.

                          THE FUNDS' INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

     THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, THE EMERGING GROWTH FUND AND THE VALUE + GROWTH FUND.

     A Fund may not:

     1. purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by a Fund's investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere in the Prospectus and this Statement;

     2. purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

     3. make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

     4. (a) for the Contrarian Fund-TM- and the Developing Countries Fund only: with respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

          (b) for the Emerging Growth Fund and Value + Growth Fund only: with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

     5. mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

     6. make loans of the Fund's assets, including loans of securities (although it may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), except that the Contrarian Fund-TM- and Developing Countries Fund each may lend up to one-third of its total assets to other parties;

     7. borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of (a) one-third of the value of the Contrarian Fund's-TM- or Developing Countries Fund's total assets, or
          (b) 5% of the Emerging Growth Fund's or Value + Growth Fund's total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

     8. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees (the

          Board's current policy permits a Fund to invest in companies that directly or through subsidiaries execute portfolio transactions for a Fund or have entered into selling agreements with the Distributor to sell Fund shares, to the extent permitted by applicable law), and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     9. invest more than 25% of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

     10. issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

     11. purchase the securities of any company for the purpose of exercising management or control (Emerging Growth Fund only);

     12. purchase more than 10% of the outstanding voting securities of any one issuer (Emerging Growth Fund only);

     13. (a) purchase the securities of any registered investment company, except as part of a merger or similar reorganization transaction (Emerging Growth Fund only);

          (b) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (Value + Growth Fund only);

     14. invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations (Emerging Growth Fund only);

     15. invest more than 10% of the value of its total assets in securities that are not readily marketable or that would require registration under the Securities Act of 1933, as amended, upon disposition (as a matter of operating policy, the Fund interprets this restriction as including venture capital investments such as venture capital partnerships whose securities are not registered under the Securities Act of 1933 and unregistered securities of companies which are not yet publicly held; furthermore, and as an additional matter of operating policy, the Board of Trustees has adopted a further restriction that no more than 5% of the Fund's total assets may be held in such restricted securities) (Emerging Growth Fund only).

     ALL OTHER FUNDS.

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) (as to 75% of the Diversified Growth Fund's, the Global Low-Priced Stock Fund's, the Global Natural Resources Fund's, the Growth & Income Fund's, the Information Age Fund's-TM-, and the MicroCap Growth Fund's total assets and 50% of the Global Value Fund's and the Partners Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund-TM- will invest without limit in any one or more information technology industries and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time;

     6. (all Funds other than the Global Value Fund) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RSIM, L.P. or RSIM, Inc., as the case may be, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the MicroCap Growth
          Fund);

     7. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     8. purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

     9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.).

     In addition, it is contrary to the current policy of each of the Diversified Growth, Global Low-Priced Stock, Global Natural Resources, Global Value, Growth & Income, Information Age-TM-, MicroCap Growth, and Partners Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                              MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

LEONARD B. AUERBACH, TRUSTEE
c/o  BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
     Mr. Auerbach, 50, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also President of LBA&C, Inc., which served until July 1997 as general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services and related software to a variety of institutional clients. He also served until July 1997 as President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He is also a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. Mr. Auerbach is a limited partner in Robertson Stephens Residential Fund, L.P., RS Property Fund I, L.P., and Robertson Stephens Commercial Property Fund, L.P., of which RSRF Company, L.L.C., RSRE II., L.L.C., and Robertson, Stephens & Company, Inc., respectively, affiliates of RSIM, L.P., and RSIM, Inc., are the general partners. Mr. Auerbach has been a Trustee of the Trust since June 1987.

JOHN W. GLYNN, JR., TRUSTEE
c/o  BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
     Mr. Glynn, 56, is the Principal and Chairman of the Board of Glynn Capital Management, an investment management firm which he founded in 1983. Mr. Glynn is a Director of Neurex Corporation, and of Sterling Payot Company, a private investment banking firm that advises executives and companies on
     financial and strategic matters.   He is also a lecturer at the Darden
     School of Business at the University of Virginia and at the Stanford Business School. Mr. Glynn was until June 1997 a limited partner in The Orphan Fund, of which RSIM, L.P. is a general partner. He has been a Trustee of the Trust since July 1, 1997.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o  BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o  BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
     Mr. Peterson, 55, is a private consultant; he served as Director of the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson has been a Trustee of the Trust since June 1987.

* ANDREW P. PILARA, JR., TRUSTEE, PRESIDENT, AND PRINCIPAL EXECUTIVE OFFICER c/o BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
-------------------------
*    DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940
     ACT.

     Mr. Pilara, 56, has served as the Principal Executive Officer of the Trust since October, 1997. Mr. Pilara has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Since August 1993 he has been a member of the Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson, Stephens & Company Investment Management, L.P., he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College. Mr. Pilara has been a Trustee of the Trust since September 1997.

DANA K. WELCH, SECRETARY
c/o  BancAmerica Robertson Stephens, 555 California Street, San Francisco, CA
     94104
     Ms. Welch, 45, is a Managing Director of Robertson, Stephens & Company LLC and has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreements with the Funds, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $5,000 per Fund and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

CONTROL PERSONS AND SHARE OWNERSHIP



     As of February 3, 1998, to the Funds' knowledge, the shareholders who owned of record or beneficially more than 5% of the outstanding shares of any Fund were as follows:






                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------
CONTRARIAN FUND-TM-

CLASS A SHARES

Charles Schwab & Co., Inc.        9,288,659.630              28.54%
Reinvest Account
  FBO Customers Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services       3,196,959.184               9.82%
Corp.
FBO The Exclusive Benefit of
 Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

CLASS C SHARES

John C. Morley, Trustee             122,985.250              36.45%
FBO John C. Morley Charitable
Remainder Unitrust DTD 1-4-95
Spieth Bell McCurdy/R Watson
925 Euclid Ave, Suite 2000
Cleveland, OH 44115-1407



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


DEVELOPING COUNTRIES FUND



CLASS A SHARES

Charles Schwab & Co., Inc.        1,518,242.656              43.79%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.   312,793.359               9.02%
Attn:  Mutual Funds, 5th Floor
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

CLASS C SHARES

Donaldson Lufkin Jenrette             3,213.228              33.84%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette             3,213.224              33.84%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

First Trust Corp, Trustee             2,005.642              21.12%
FBO Premier Care Inc. 401K
Dr. Robert Pierron #727 383 0128
P.O. Box 5508
Denver, CO 80217-5508

Stratevest & Co.                      1,004.789              10.58%
Pinehurst Capital Management
Mutual Fund Account
15 Harris Place
Brattleboro, VT 05301-2937

DIVERSIFIED GROWTH FUND

CLASS A SHARES

Charles Schwab & Co., Inc.        2,131,470.144              40.37%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


National Financial Services Corp.   656,322.977              12.43%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908 Church Street Station
New York, NY  10008-3908

CLASS C SHARES

Dominic N. Ferrera & Rita A. Ferrera  7,350.701              22.79%
Trustees, DTD 09/01/79
 Dominic N. Ferrera MD Pension Plan
Ross Park Professional Center
1 Ross Park Blvd.
Steubenville, OH 43952-2673

Donaldson Lufkin Jenrette             1,846.492               5.72%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services Corp.     2,133.713               6.61%
FEBO # 0LF-202290
Carol L. Clark
4302 Fairway Villas
Dagsboro, DE  19939-9206

EMERGING GROWTH FUND

CLASS A SHARES

Charles Schwab & Co., Inc.        2,632,906.201              20.34%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.   984,656.428               7.61%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908 Church Street Station
New York, NY  10008-3908

CLASS C SHARES

First Trust Corp, Trustee             2,349.651              13.45%
FBO Premier Care Inc. 401K
Dr. Robert Pierron
P.O. Box 5508
Denver, CO 80217-5508

National Financial Services Corp.     1,559.311               8.92%
FEBO # 162-205672
FMT CO CUST IRA Rollover
FBO Jeffrey K. Dobbs
222 2nd St.
Merritt IS, FL 32953-3302



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


National Financial Services Corp.     1,276.956               7.31%
FEBO #136-174602
FMT CO CUST IRA
FBO Carol C. Magee
1210 Woodland Trail Dr.
Bowie, TX 76230-3400


GLOBAL LOW-PRICED STOCK FUND

CLASS A SHARES

National Financial Services Corp.   182,813.344              17.20%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.          275,889.549              25.96%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

CLASS C SHARES

Jeffrey H. Smythe                     1,963.961              42.27%
16725 Shaker Blvd.
Shaker Heights, OH 44120-1628

Alfred G. Corrado                     1,946.164              41.89%
24050 Commerce Park Drive
Cleveland, OH 44122

Wanda J. Zimmerman Trustee              728.633              15.68%
U/A 7/24/95
Wanda J. Zimmerman TR
156 Maywood
Rochester, MI 48307-1537


GLOBAL NATURAL RESOURCES FUND

CLASS A SHARES

National Financial Services Corp.   720,590.148              11.79%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


Charles Schwab & Co., Inc.        2,927,286.163              47.88%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

William T. Grant Foundation         328,947.368               5.38%
570 Lexington Avenue, Floor 18
New York, NY  10022

CLASS C SHARES

National Financial Services Corp.     1,968.436              76.42%
FEBO # X77-005371
Diagnostic Imaging Assoc. Ltd.
Amended & Restated Pension Plan
FBO M. Reza Raji et al
2041 Boulevard of the Allies
Pittsburgh, PA  15219

National Financial Services Corp.       593.606              23.04%
FEBO # A1K-609269
Qamar Ahmad GDN
Sadaf Ahmad
26 Joseph Court
Monmouth Junction, NJ  08852-2506

GLOBAL VALUE FUND

CLASS A SHARES

Okabena Partnership F A             557,205.534              32.08%
Partnership
Attn:  Bruce Lueck
5140 Norwest Center
90 S 7th St.
Minneapolis, MN 55402-3903

Charles Schwab & Co., Inc.          171,292.944               9.86%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

G. Michael Hannon                   109,575.000               6.31%
26 Grant Dr.
Avon, CT 06001-3209

G. Randy Hecht                       91,650.893               5.28%
22 Turtle Rock Court
Tiburon, CA  94920-1300

Andrew P. Pilara                     91,572.892               5.27%
c/o BancAmerica Robertson Stephens
555 California Street, Suite 2600
San Francisco, CA  94104-1502



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------

CLASS C SHARES

Roney & Co. as Custodian              3,648.265              29.54%
FBO Edward I. Brown IRA Rollover
126 Ponce DeLeon
Islamorada, FL  33036-4116

National Financial Services Corp.     2,464.625              19.96%
FEBO # BHB-526374
NFSC/FMTC IRA
FBO John Wolford Jr.
2916 Breezy Road
Virginia Beach, VA  23451-1509

Roney & Co. as Custodian             20,596.615              16.65%
FBO Judith C. Bankey IRA Rollover
437 Broadleaf
Rochester, MI   48306-2818

Kenneth T. Bankey &                   1,650.959              13.37%
  Judith C. Bankey JT TEN
437 Broadleaf
Rochester, MI  48306-2818

Roney & Co. as Custodian              1,527.818              12.37%
FBO Duane Joseph Peltier IRA
382 Beachview Drive
Rochester, MI  48306-2807

Wanda J. Zimmerman, Trustee             934.154               7.56%
U/Z 7/24/95
FBO Wanda J. Zimmerman Trust
156 Maywood
Rochester, MI  48307-1537

GROWTH & INCOME FUND

CLASS A SHARES

Charles Schwab & Co., Inc.        8,272,566.516              39.97%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services       2,709,082.163              13.09%
Corp.
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

CLASS C SHARES

Resources Trust Company, Trustee      6,594.259               5.77%
FBO George Whittaker



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


IRA I235700644
DTD 08/23/1997
P.O. Box 5900
Denver, CO  80217-5900

INFORMATION AGE FUND-TM-

CLASS A SHARES

National Financial Services Corp. 1,797,777.576              17.15%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.        3,753,240.605              35.79%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

CLASS C SHARES

National Financial Services Corp.     2,012.331              23.26%
FEBO #04J-600288
Gertrude C. Lundsford
365 Mountain Valley Dr.
Hendersonville, NC 28739-8727

BA Investment Services, Inc.          1,100.338              12.72%
FBO 426460181
185 Berry St.
3rd Floor #2640
San Francisco, CA 94107-1729

Scott & Stringfellow Inc.               767.171               8.87%
FBO Diana M. Robinson IRA
C/O The Hummingbird Inn
P.O. Box 147
Goshen, VA 24439-0147

Donaldson Lufkin Jenrette Securities  1,075.231              12.43%
Corp.
P.O. Box 2052
Jersey City, NJ  07303-2052

US Clearing Corp.                       748.752               8.66%
FBO 561-9489-11
26 Broadway
New York, NY  10004-1798

MICRO CAP GROWTH FUND

CLASS A SHARES

Charles Schwab & Co., Inc.        1,620,107.209              21.50%
Reinvest Account



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------

Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122



National Financial Services       1,087,909.985              14.44%
Corp.
FBO The Exclusive Benefit of
  Our Clients
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Goodness Limited                  1,456,664.239              19.33%
P.O. Box N-7776
Nassau, Bahamas

CLASS C SHARES

Dain Bosworth Inc                    15,556.938              15.07%
FBO William J. Hornbuckle &
 Paula A. Hombuckle, Trustees
Hornbuckle Family 1997 Trust
DTD 3/14/97
2326 Caserta
Henderson, Nevada 89014

National Financial Services Corp.     5,577.217               5.40%
FEBO # BHB-523704
NFSC/FMTC IRA
FBO John Falk
9202 Curtis Court
Upper Marlboro, MD 20772-5209

PARTNERS FUND

CLASS A SHARES

Charles Schwab & Co., Inc.        3,888,164.127              36.37%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services       1,323,758.769              12.38%
Corp.
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

CLASS C SHARES

Robert G. Moulton, Trustee            3,581.894               6.19%
Robert G. Moulton DDS SC PSP
U/A 6-1-88
504 S Main
Jefferson, WI 53549-1736



                                                      Percentage of Fund's
      Shareholder                  Shares Owned        Outstanding Shares
      -----------                  ------------        ------------------


National Financial Services Corp.     3,322.539               5.74%
FEBO #BHB-524077
NFSC/FMTC IRA Rollover
FBO Stephen A. Pierce
3909 S E Quanset Terrace
Stuart, FL 34997-5472

National Financial Services Corp.     3,322.539               5.74%
FEBO #BHB-523704
NFSC/FMTC IRA Rollover
FBO Stephen A. Pierce
3909 S E Quanset Terrace
Stuart, FL 34997-5472

VALUE + GROWTH FUND

CLASS A SHARES

Charles Schwab & Co., Inc.       10,683,418.196              33.75%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services       4,622,802.444              14.61%
Corp.
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

CLASS C SHARES

Resources Trust Company Tr            4,901.294               9.07%
FBO George Whittaker IRA
1235700644
DTD 8/23/97
P.O. Box 5900
Denver, CO 80217-5900

National Financial Services Corp.     2,919.862               5.40%
FBO # 379-054364
Reliance Trust Company TTEE
Canterbury Golf Club Retirement Plan
22000 S. Woodland Road
Cleveland, OH  44122-3061







     On February 3, 1998 the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund, except for the Global Value Fund where the officers and Trustees of the Trust, as a group, beneficially owned 183,600.002 shares, approximately 10.07% of the outstanding shares of that Fund.


     The Trust's Declaration of Trust and By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust and By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to Investment Advisory Agreements (the "Advisory Agreements"), Robertson Stephens Investment Management determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Funds with investment advice, research, and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreements; and (d) furnishes the Funds with office space and certain administrative services (pursuant, in the case of the Diversified Growth Fund, the Global Low-Price Stock Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the MicroCap Growth Fund, Administrative Services Agreements with the Funds, as described below). The services of Robertson Stephens Investment Management to the Funds are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Funds may reimburse Robertson Stephens Investment Management (on a cost recovery basis only) for any services performed for a Fund by it outside its duties under the Advisory Agreements.



     Investment decisions for the Funds and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including BancAmerica Robertson Stephens ("BARS"), for research information for the Funds.



     MANAGEMENT FEES. The Funds pay Robertson Stephens Investment Management fees as compensation for the services provided by it under the Advisory Agreements. The amount of these management fees is calculated daily and payable monthly at the following annual rates based on the average daily net assets of each Fund:

          Contrarian Fund-TM-                     1.50%
          Developing Countries Fund               1.25%
          Diversified Growth Fund                 1.00%
          Emerging Growth Fund                    1.00%
          Global Low-Priced Stock Fund            1.00%
          Global Natural Resources Fund           1.00%
          Global Value Fund                       1.00%
          Growth & Income Fund                    1.00%
          Information Age Fund-TM-                1.00%
          MicroCap Growth Fund                    1.25%
          Partners Fund                           1.25%
          Value + Growth Fund                     1.00%

     These management fees are higher than those paid by most other investment companies. Robertson Stephens Investment Management also may at its discretion from time to time pay Fund expenses from its own assets, or reduce the management fee of a Fund.

     ADMINISTRATIVE FEES. The Diversified Growth Fund, Global Low-Priced Stock Fund, Global Natural Resources Fund, Global Value Fund, Growth & Income Fund, Information Age Fund-TM-, and MicroCap Growth Fund have entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees. The Funds pay RSIM, L.P. a fee, calculated daily and payable monthly, at the annual rate of 0.25% of their respective average daily net assets.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

     Each of the Advisory Agreements is subject to annual approval, commencing in 1999, by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. Each is terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of its assignment.

     Each of the Administrative Services Agreements is subject to annual approval, commencing in 1999, by (i) the Board of Trustees, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act). The Administrative Services Agreements may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, on 30 days notice to RSIM, L.P.




     RECENT MANAGEMENT AND ADMINISTRATIVE FEES PAID BY THE FUNDS.

                                                                  Reimbursement            Administration
                                       Management Fees(1)         of Expenses(2)                Fees
                                       ----------------           -------------            --------------
 CONTRARIAN FUND-TM-
 Nine Months Ended 12/31/95                 $5,648,970                    --                        --
 Year ended 12/31/96                       $13,472,471                    --                        --
 Year ended 12/31/97                       $13,674,978                    --                        --


 DEVELOPING COUNTRIES FUND
 Nine Months ended 12/31/95                   $145,517                $282,462                      --
 Year ended 12/31/96                          $543,832                $373,858                      --
 Year ended 12/31/97                          $800,164                $278,783                      --

 DIVERSIFIED GROWTH FUND
 8/1/96 - 12/31/96                            $135,953                 $22,771                   $33,988
 Year ended 12/31/97                          $646,730                $126,477                  $161,683

 EMERGING GROWTH FUND
 Nine Months Ended 12/31/95                 $1,288,465                    --                        --
 Year ended 12/31/96                        $1,805,586                    --                        --
 Year ended 12/31/97                        $2,277,624                    --                        --

 GLOBAL LOW-PRICED STOCK FUND
 11/15/95 - 12/31/95                              $854                  $6,440                      $213
 Year ended 12/31/96                          $195,547                $234,614                   $48,887
 Year ended 12/31/97                          $268,296                $173,776                   $67,074



                                                                  Reimbursement            Administration
                                       Management Fees(1)         of Expenses(2)                Fees
                                       ----------------           -------------            --------------
 GLOBAL NATURAL RESOURCES FUND
 11/15/95 - 12/31/95                              $470                  $5,748                      $117
 Year ended 12/31/96                          $487,594                $107,877                  $121,899
 Year ended 12/31/97                        $1,438,918                  $9,044                  $359,729

 GLOBAL VALUE FUND
 4/1/97 - 12/31/97                            $130,016                $163,698                   $32,504

 GROWTH & INCOME FUND
 7/12/95 - 12/31/95                           $415,116                    --
 Year ended 12/31/96                        $2,462,636                $140,905                  $615,659
 Year ended 12/31/97                        $2,972,467              $1,235,367                  $743,117

 INFORMATION AGE FUND-TM-
 11/15/95 - 12/31/95                           $25,307                    --                      $6,327
 Year ended 12/31/96                          $720,640                    --                    $180,160
 Year ended 12/31/97                        $1,234,823                    --                    $308,706

 MICROCAP GROWTH FUND
 8/15/96 - 12/31/96                            $25,237                 $67,948                    $5,047
 Year ended 12/31/97                          $530,205                $274,052                  $106,041

 PARTNERS FUND
 7/12/95 - 12/31/95                            $42,710                 $93,846                      --
 Year ended 12/31/96                          $514,459                 $91,703                      --
 Year ended 12/31/97                        $2,580,567                  $1,746                      --

 VALUE + GROWTH FUND
 Nine Months Ended 12/31/95                 $9,702,327                    --                        --
 Year ended 12/31/96                        $8,168,685                    --                        --
 Year ended 12/31/97                        $7,509,306                    --                        --




     (1) Before giving effect to any reimbursement or waiver by RSIM.
     (2) Includes amount of management fees waived or reimbursed by RSIM, plus the amount of any other expenses for which RSIM reimbursed the Fund or which RSIM bore on behalf of the Fund.

EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to Edgewood Services, Inc. ("Edgewood"), the Trust's distributor, under a Fund's 12b-1 Plans and paid under a Fund's Shareholder Service Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or Edgewood, SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Funds, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreements, Robertson Stephens Investment Management may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Neither RSIM, L.P. nor RSIM, Inc. currently intends to cause the Funds to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. and RSIM, Inc. will use their best efforts to obtain the best overall terms available with respect to such transactions.

     The following tables provide information regarding brokerage commissions paid by the Funds for the periods indicated.


                                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 CONTRARIAN FUND-TM-                  ENDED 12/31/97             ENDED 12/31/96                3/31/95-12/31/95
 -------------------                  --------------             --------------                ----------------
 Percentage of total transactions     77%                        61%                           62%
 involving brokerage commissions

 Dollar amount of commissions         $2,654,377                 $3,072,174                    $1,026,683

 Percentage (dollar amount) paid to   0.6%($16,986)              1%($27,230)                   1% ($6,840)
 RS&Co./BARS

 Percentage of brokerage              3%                         1%                            1%
 transactions effected through
 RS&Co./BARS

 Percentage of transactions effected  23%                        39%                           38%
 without brokerage commissions



 DEVELOPING COUNTRIES                 FISCAL YEAR                FISCAL YEAR                   PERIOD
 FUND                                 ENDED 12/31/97             ENDED 12/31/96                3/31/95-12/31/95
 --------------------                 --------------             --------------                ----------------
 Percentage of total transactions     81%                        62%                           87%
 involving brokerage commissions

 Dollar amount of commissions         $627,786                   $680,315                      $228,245

 Percentage (dollar amount) paid to   0.4%($2,500)               0.02% ($150)                  0% ($0)
 RS&Co./BARS

 Percentage of brokerage              0.1%                       0.37%                         0%
 transactions effected through
 RS&Co./BARS

 Percentage of transactions effected  19%                        38%                           13%
 without brokerage commissions


 DIVERSIFIED GROWTH                   FISCAL YEAR                PERIOD
 FUND                                 ENDED 12/31/97             8/1/96 - 12/31/96
 ------------------                   -----------------          -----------------





 DIVERSIFIED GROWTH                   FISCAL YEAR                PERIOD
 FUND                                 ENDED 12/31/97             8/1/96 - 12/31/96
 ------------------                   -----------------          -----------------


 Percentage of total                  46%                        57%
 transactions
 involving brokerage
 commissions

 Dollar amount of commissions         $611,542                   $125,233

 Percentage (dollar amount)           9.6%($58,721)              13% ($16,648)
 paid to RS&Co./BARS

 Percentage of brokerage              8%                         20%
 transactions effected through
 RS&Co./BARS

 Percentage of transactions           54%                        43%
 effected without brokerage
 commissions



                                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 EMERGING GROWTH FUND                 ENDED 12/31/97             ENDED 12/31/96                3/31/95-12/31/95
 --------------------                 --------------             --------------                ----------------
 Percentage of total                  40%                        27%                           21%
 transactions
 involving brokerage
 commissions

 Dollar amount of                     $892,322                   $479,020                      $300,963
 commissions

 Percentage (dollar                   10.0%($89,505)             5% ($23,895)                  24% ($71,498)
 amount) paid to
 RS&Co./BARS

 Percentage of                        6%                         2%                            4%
 brokerage
 transactions
 effected through
 RS&Co./BARS

 Percentage of                        60%                        73%                           79%
 transactions
 effected without
 brokerage
 commissions



                                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 VALUE + GROWTH FUND                  ENDED 12/31/97             ENDED 12/31/96                3/31/95-12/31/95
 -------------------                  --------------             --------------                ----------------
 Percentage of total                  58%                        53%                           77%
 transactions
 involving brokerage
 commissions

 Dollar amount of                     $2,286,747                 $3,175,482                    $1,707,929
 commissions

 Percentage (dollar                   5.2%($118,446)             12% ($375,005)                21% ($356,240)
 amount) paid to
 RS&Co./BARS

 Percentage of                        3%                         8%                            9%
 brokerage
 transactions effected
 through RS&Co./BARS

 Percentage of                        42%                        47%                           23%
 transactions effected
 without brokerage
 commissions





 GLOBAL LOW-PRICED                    FISCAL YEAR                FISCAL YEAR                   PERIOD
 STOCK FUND                           ENDED 12/31/97             ENDED 12/31/96                11/15/95-12/31/95
 -----------------                    --------------             --------------                -----------------
 Percentage of total                  52%                        50%                           51%
 transactions
 involving brokerage
 commissions

 Dollar amount of                     $90,905                    $127,491                      $1,595
 commissions

 Percentage (dollar                   1.7%($1,520)               2% ($2,087)                   0%
 amount) paid to
 RS&Co./BARS

 Percentage of                        1%                         1%                            0%
 brokerage
 transactions effected
 through RS&Co./BARS

 Percentage of                        48%                        50%                           49%
 transactions effected
 without brokerage
 commissions



 GLOBAL NATURAL                       FISCAL YEAR                FISCAL YEAR                   PERIOD
 RESOURCES FUND                       ENDED 12/31/97             ENDED 12/31/96                11/15/95-12/31/95
 --------------                       --------------             --------------                -----------------
 Percentage of total                  82%                        69%                           84%
 transactions
 involving brokerage
 commissions

 Dollar amount of                     $416,574                   $362,984                      $1,242
 commissions

 Percentage (dollar                   0.3%($1,120)               1% (2,302)                    41% ($515)
 amount) paid to
 RS&Co./BARS

 Percentage of                        0.4%                       2%                            39%
 brokerage
 transactions
 effected through
 RS&Co./BARS



 GLOBAL NATURAL                       FISCAL YEAR                FISCAL YEAR                   PERIOD
 RESOURCES FUND                       ENDED 12/31/97             ENDED 12/31/96                11/15/95-12/31/95
 --------------                       --------------             --------------                -----------------


 Percentage of                        18%                        31%                           16%
 transactions effected
 without brokerage
 commissions





                                      PERIOD
 GLOBAL VALUE FUND                    2/20/97-12/31/97
 -----------------                    ----------------
 Percentage of total                  73%
 transactions
 involving brokerage
 commissions

 Dollar amount of                     $99,195
 commissions

 Percentage (dollar                   1.0%($980)
 amount) paid to
 RS&Co./BARS

 Percentage of                        3%
 brokerage
 transactions
 effected through
 RS&Co./BARS.

 Percentage of                        27%
 transactions effected
 without brokerage
 commissions



 GROWTH & INCOME                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 FUND                                 ENDED 12/31/97             ENDED 12/31/96                7/12/95-12/31/95
 ---------------                      --------------             --------------                ----------------
 Percentage of                        55%                        44%                           45%
 total transactions
 involving brokerage
 commissions

 Dollar amount of                     $1,869,262                 $1,257,368                    $282,119
 commissions

 Percentage (dollar                   10%($186,869)              14% ($179,275)                18% ($49,415)
 amount) paid to
 RS&Co./BARS

 Percentage of                        9%                         6%                            7%
 brokerage
 transactions
 effected through
 RS&Co./BARS

 Percentage of                        45%                        56%                           55%
 transactions
 effected without
 brokerage
 commissions





 INFORMATION AGE                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 FUND-TM-                             ENDED 12/31/97             ENDED 12/31/96                11/15/95-12/31/95
 ---------------                      --------------             --------------                -----------------
 Percentage of                        24%                        22%                           75%
 total transactions
 involving
 brokerage
 commissions

 Dollar amount of                     $339,164                   $245,279                      $21,166
 commissions

 Percentage (dollar                   5.9%($19,850)              13% ($31,080)                 25% ($5,200)
 amount) paid to
 RS&Co./BARS

 Percentage of                        3%                         3%                            8%
 brokerage
 transactions
 effected through
 RS&Co./BARS

 Percentage of                        76%                        78%                           25%
 transactions
 effected without
 brokerage
 commissions




                                      FISCAL YEAR                PERIOD
 MICRO CAP FUND                       ENDED 12/31/97             8/15/96-12/31/96
 --------------                       --------------             ----------------
 Percentage of                        6%                         5%
 total transactions
 involving
 brokerage
 commissions

 Dollar amount of                     $62,898                    $1,800
 commissions

 Percentage (dollar                   0%                         0%
 amount) paid to
 RS&Co./BARS

 Percentage of                        0%                         0%
 brokerage
 transactions
 effected through
 RS&Co./BARS

 Percentage of                        94%                        95%
 transactions
 effected without
 brokerage
 commissions



                                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 PARTNERS FUND                        ENDED 12/31/97             ENDED 12/31/96                7/12/95-12/31/95
 -------------                        --------------             --------------                ----------------
 Percentage of                        81%                        63%                           70%
 total
 transactions
 involving
 brokerage
 commissions

 Dollar amount of                     $599,656                   $143,042                      $21,979
 commissions



                                      FISCAL YEAR                FISCAL YEAR                   PERIOD
 PARTNERS FUND                        ENDED 12/31/97             ENDED 12/31/96                7/12/95-12/31/95
 -------------                        --------------             --------------                ----------------

 Percentage                           0.5%($2,965)               0.5% ($680)                   0.1% ($25)
 (dollar amount)
 paid to
 RS&Co./BARS

 Percentage of                        0.4%                       1%                            1%
 brokerage
 transactions
 effected through
 RS&Co./BARS

 Percentage of                        19%                        37%                           30%
 transactions
 effected without
 brokerage
 commissions




                                THE FUNDS' DISTRIBUTOR

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each, a "Plan") in respect of its Class A and Class C Shares.

     CLASS A SHARES. Pursuant to the Plan adopted in respect of the Funds' Class A Shares (the "Class A Plans"), each Fund may pay Edgewood (also referred to as the "Distributor"), from the assets attributable to the Fund's Class A Shares, distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's Class A shares, at an annual rate of 0.75% of the Fund's average daily net assets attributable to its Class A shares, in the case of The Contrarian Fund-TM-, 0.50% of the Fund's average daily net assets attributable to its Class A shares, in the case of the Developing Countries Fund, and 0.25% of the Fund's average daily net assets attributable to its Class A shares, in the case of each of the other Funds. (The Trustees have currently limited payments under the Distribution Plan for the Contrarian and Developing Countries Funds to the rates of 0.50% and 0.25%, respectively, of those Funds' average daily net assets attributable to their Class A shares.) BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the Class A Shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plan. The telephone number of BancAmerica Robertson Stephens is 1-800-766-FUND.

     CLASS C SHARES. Pursuant to the Plan adopted in respect of the Funds' Class C Shares (the "Class C Plans"), each Fund may pay the Distributor fees for services provided and expenses incurred by it as the principal underwriter of the Class C shares. The Plans by their terms also relate to payments under the Funds' shareholder service plans, to the extent such payments may be seen as primarily intended to result in the sale of the Funds' Class C Shares. The Plans, which are "compensation" plans, provide for payments by each Fund to the Distributor from the assets attributable to the Funds' Class C Shares at an annual rate of up to 1.00%. BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the Class C Shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plan.

RECENT PAYMENTS UNDER THE FUNDS' CLASS A DISTRIBUTION PLANS*.




 CONTRARIAN FUND-TM-                DISTRIBUTION FEES           WAIVER
 Nine months ended 12/31/95         $2,824,481                    --
 Year ended 12/31/96                $6,736,236                    --
 Year ended 12/31/97                $6,816,512                    --

 DEVELOPING COUNTRIES FUND
 Nine months ended 12/31/95         $37,616                       --
 Year ended 12/31/96                $108,766                      --
 Year ended 12/31/97                $159,934                      --





 DIVERSIFIED GROWTH FUND
 8/1/96 - 12/31/96                  $33,988                       --
 Year ended 12/31/97                $161,523                      --

 EMERGING GROWTH FUND
 Nine months ended 12/31/95         $322,116                      --
 Year ended 12/31/96                $451,396                      --
 Year ended 12/31/97                $569,136                      --

 GLOBAL LOW-PRICED STOCK FUND
 11/15/95 - 12/31/95                $213                        $213
 Year ended 12/31/96                $48,887                     $48,887
 Year ended 12/31/97                $66,988                     $66,988

 GLOBAL NATURAL RESOURCES FUND
 11/15/95 - 12/31/95                $117                          --
 Year ended 12/31/96                $121,899                      --
 Year ended 12/31/97                $359,714                      --

 GLOBAL VALUE FUND
 2/20/97 - 12/31/97                 $31,862                       --

 GROWTH & INCOME FUND
 7/25/95 - 12/31/95                 $103,780                      --
 Year ended 12/31/96                $615,659                      --
 Year ended 12/31/97                $742,070                      --

 INFORMATION AGE FUND-TM-
 11/15/95 - 12/31/95                $6,327                        --
 Year ended 12/31/96                $180,160                      --
 Year ended 12/31/97                $308,650                      --

 MICROCAP GROWTH FUND
 8/15/96 - 12/31/96                 $5,047                        --
 Year ended 12/31/97                $105,123                      --

 PARTNERS FUND
 7/12/95 - 12/31/95                 $8,542                        --
 Year ended 12/31/96                $102,892                      --
 Year ended 12/31/97                $514,757                      --

 VALUE + GROWTH FUND
 Year ended 12/31/96                $2,042,076                    --
 Year ended 12/31/97                $1,876,469                    --


RECENT PAYMENTS UNDER THE FUNDS' CLASS C DISTRIBUTION PLANS*.

 CONTRARIAN FUND-TM-                DISTRIBUTION FEES          WAIVER
 4/14/97 - 12/31/97                 $20,977                      --

 DEVELOPING COUNTRIES FUND
 5/8/97 - 12/31/97                  $295                         --

 DIVERSIFIED GROWTH FUND
 9/10/97 - 12/31/97                 $478                         --



RECENT PAYMENTS UNDER THE FUNDS' CLASS C DISTRIBUTION PLANS*.

 CONTRARIAN FUND-TM-                DISTRIBUTION FEES          WAIVER

 EMERGING GROWTH FUND
 5/8/97 - 12/31/97                  $811                         --

 GLOBAL LOW-PRICED STOCK FUND
 5/20/97 - 12/31/97                 $259                         --

 GLOBAL NATURAL RESOURCES FUND
 7/30/97 - 12/31/97                 $48                          --

 GLOBAL VALUE FUND
 6/30/97 - 12/31/97                 $1,926                       --

 GROWTH & INCOME FUND
 5/9/97 - 12/31/97                  $3,140                       --

 INFORMATION AGE FUND-TM-
 7/11/97 - 12/31/97                 $167                         --

 MICROCAP GROWTH FUND
 6/18/97 - 12/31/97                 $2,755                       --

 PARTNERS FUND
 4/14/97 - 12/31/97                 $4,068                       --

 VALUE + GROWTH FUND
 5/28/97 - 12/31/97                 $2,570                       --




---------------------------
*No payments were made under the Funds' Class C Plans during fiscal 1995 or fiscal 1996.



RECENT CONTINGENT DEFERRED SALES CHARGES ("CDSC") RECEIVED FOR CLASS C SHARES:

The Funds paid CDSCs to Edgewood and BARS (or RS&Co.) during fiscal 1997 in the following amounts:

Contrarian Fund-TM-               CDSC paid
-------------------               ---------
4/14/97 - 12/31/97                $5,351.73

Developing Countries Fund
-------------------------
5/8/97 - 12/31/97                 $328.62

Diversified Growth Fund
-----------------------
9/10/97 - 12/31/97                $45.32

Emerging Growth Fund
--------------------
5/8/97 - 12/31/97                 $108.62

Global Low-Priced Stock Fund
----------------------------
5/20/97 - 12/31/97                $40.17

Global Natural Resources Fund
-----------------------------
7/30/97 - 12/31/97                $32.13

Global Value Fund
-----------------
6/30/97 - 12/31/97                $522.73

Growth & Income Fund
--------------------
5/9/97 - 12/31/97                 $105.01

Information Age Fund-TM-
------------------------
7/11/97 - 12/31/97                $34

MicroCap Growth Fund
--------------------
6/18/97 - 12/31/97                $438.82

Partners Fund
-------------
4/14/97 - 12/31/97                $958.57

Value + Growth Fund
-------------------
5/28/97 - 12/31/97                $4,958.15




                          HOW NET ASSET VALUE IS DETERMINED



     Each Fund determines the net asset value per share of each class of its shares once daily, as of 4:30 p.m. eastern time, on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.



     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, their fair value is determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                    REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                        TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital gains.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     Each Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has under reported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The IRS recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in each Fund should consult their tax advisors with respect to the potential application of these new regulations.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to local, state and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, and foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.

                            HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     A contingent deferred sales charge may apply to certain redemptions of
Class C shares in the first year after purchase.   Accordingly, performance
information for Class C shares relating to periods of up to one year will reflect deduction of the contingent deferred sales charge. The Funds may at times also present performance for such periods not reflecting deduction of the contingent deferred sales charge. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

     All data are based on past performance and do not predict future results.

PERFORMANCE INFORMATION



     The average annual total returns of the Class A shares of each of the Funds for the periods indicated through December 31, 1997 are set forth below.

     CONTRARIAN FUND-TM-
     Year ended December 31, 1997                              (29.51)%
     From inception (6/30/93) through December 31, 1997           3.86%

     DEVELOPING COUNTRIES FUND
     Year ended December 31, 1997                              (15.27)%
     From inception (5/2/94) through December 31, 1997          (4.81)%

     DIVERSIFIED GROWTH FUND
     Year ended December 31, 1997                                29.45%
     From inception (8/1/96) through December 31, 1997           39.82%

     EMERGING GROWTH FUND
     Year ended December 31, 1997                                18.54%
     Five years ended December 31, 1997                          14.94%
     Ten years ended December 31, 1997                           18.80%

     GLOBAL LOW-PRICED STOCK FUND
     Year ended December 31, 1997                              (13.54)%
     From inception (11/15/95) through December 31, 1997          7.61%

     GLOBAL NATURAL RESOURCES FUND
     Year ended December 31, 1997                              (17.14)%
     From inception (11/15/95) through December 31, 1997          8.26%

     GLOBAL VALUE FUND
     From inception (4/1/97) through December 31, 1997           19.97%

     GROWTH & INCOME FUND
     Year ended December 31, 1997                                22.40%
     From inception (7/12/95) through December 31, 1997          24.16%

     INFORMATION AGE FUND-TM-
     Year ended December 31, 1997                                 6.15%
     From inception (11/15/95) through December 31, 1997         11.09%

     MICROCAP GROWTH FUND
     Year ended December 31, 1997                                30.45%
     From inception (8/15/96) through December 31, 1997          29.96%

     PARTNERS FUND
     Year ended December 31, 1997                                18.08%
     From inception (7/12/95) through December 31, 1997          25.56%




     VALUE + GROWTH
     Year ended December 31, 1997                                13.81%
     Five years ended December 31, 1997                          22.64%
     From inception (5/12/92) through December 31, 1997          21.87%


The total returns of the Class C shares of each of the Funds for the periods indicated through December 31, 1997 are set forth below.

     CONTRARIAN FUND-TM-
     From inception (4/14/97) through December 31, 1997        (29.32)%

     DEVELOPING COUNTRIES FUND
     From inception (5/8/97) through December 31, 1997         (16.01)%

     DIVERSIFIED GROWTH FUND
     From inception (9/10/97) through December 31, 1997           0.10%

     EMERGING GROWTH FUND
     From inception (5/8/97) through December 31, 1997           23.80%

     GLOBAL LOW-PRICED STOCK FUND
     From inception (5/20/97) through December 31, 1997        (14.93)%

     GLOBAL NATURAL RESOURCES FUND
     From inception (7/30/97) through December 31, 1997        (14.98)%

     GLOBAL VALUE FUND
     From inception (6/30/97) through December 31, 1997          10.15%

     GROWTH & INCOME FUND
     From inception (5/9/97) through December 31, 1997           19.16%

     INFORMATION AGE FUND-TM-
     From inception (7/11/97) through December 31, 1997        (10.44)%

     MICROCAP GROWTH FUND
     From inception (6/18/97) through December 31, 1997          15.83%

     PARTNERS FUND
     From inception (4/14/97) through December 31, 1997          17.00%

     VALUE + GROWTH
     From inception (5/28/97) through December 31, 1997         (2.50)%


NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in a class of the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     A Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index, or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. A Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time a Fund may present a statistical measure of the volatility of a Fund's performance relative to the volatility of the performance of the S&P 500. A Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if a Fund's portfolio volatility perfectly represents that of the S&P 500, a Fund's beta would be 1.0. If a Fund's beta is greater than 1.0, a Fund's portfolio would tend to represent a greater market risk than the S&P 500 because a Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if a Fund's beta is 1.1, a Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If a Fund's beta is 0.9, a Fund's performance would tend to vary 10% less than the performance of the S&P 500.
The correlation is not usually exact because, depending upon the diversification of a Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:



                              n             _ _
                            sigma R  R   - nR R
                                   FT MT     F M

                    beta = --------------------
                              n    2      _2
                            sigma R    - nR
                                    MT      M




     Where:    n    =    number of months measured

               R    =    rate of return on the Fund in month T
                FT

               R    =    rate of return on the market index, I.E., the S&P 500,
                MT       in month T

          _
          R    =    arithmetic average monthly rate of return of the Fund
           F
          _
          R    =    arithmetic average monthly rate of return on the market
           M        index, I.E., the S&P 500



                               ADDITIONAL INFORMATION
GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Funds' transfer agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' Custodian. As transfer agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As custodian, it and subcustodians approved by the Board of Trustees hold the securities in the Funds' portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectuses of the Trust and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                      APPENDIX A

                          DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                                 FINANCIAL STATEMENTS

     The financial statements, financial highlights, and Independent Auditors' reports included in the Annual Reports for the Funds' fiscal year ended December 31, 1997 and filed electronically on February 27, 1998 (File No.
811-5159), are incorporated by reference into this Statement of Additional Information.

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)       Financial Statements


          The following audited financial statements for The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Value Fund, The Robertson Stephens Growth & Income Fund, The Information Age Fund, The Robertson Stephens MicroCap Growth Fund, The Robertson Stephens Partners Fund, and the Robertson Stephens Value + Growth Fund, each a series of Registrant, are incorporated by reference into Part B:



          Schedules of Net Assets as of December 31, 1997; Schedules of Securities Sold Short as of December 31, 1997 (the Contrarian Fund, the Diversified Growth Fund, and the Growth & Income Fund only); Statements of Assets and Liabilities as of December 31, 1997; Statements of Operations for the periods ended December 31, 1997; Statements of Changes in Net Assets for the periods ended December 31, 1997; Financial Highlights for each of the periods presented; Notes to Financial Statements; and Reports of Independent Accountant.

(b)       Exhibits

 1.(a) Copy of Amended and Restated Agreement and Declaration of Trust of Registrant.(A)
 1.(b) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(B)
 1.(c) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(C)
 1.(d) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(H)
 1.(e) Form of Amended and Restated Agreement and Declaration of Trust of Registrant.(M)

 2.(a)    Copy of By-Laws of Registrant as amended through July 22, 1997.(O)


 3.       Inapplicable.

 4.       Specimen Share Certificate.(A)

 5.(a) Agreement between Robertson Stephens Investment Management, Inc., Robertson Stephens Investment Management, L.P., Robertson, Stephens & Company, L.P. and Registrant on behalf of Robertson Stephens Value Plus Fund.(F)

 5.(b) Form of Letter Agreement regarding the Investment Advisory Agreement listed in 5(a), above.(J)

 5.(c) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Contrarian Fund).(O)



 5.(d) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Developing Countries Fund).(O)



 5.(e) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Diversified Growth Fund).(O)



 5.(f)    Investment Advisory Agreement dated October 1, 1997 between
          RS Investment Management, Inc. and Registrant (on behalf of Robertson Stephens Emerging Growth Fund).*



 5.(g) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Global Low-Priced Stock Fund).(O)


 5.(h) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Global Natural Resources Fund).(O)

 5.(i) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Global Value Fund).(O)

 5.(j) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Growth & Income Fund).(O)

 5.(k) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Information Age Fund).(O)

 5.(l) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Microcap Fund).(O)

 5.(m) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Partner's Fund).(O)

 5.(n) Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Value + Growth Fund).(O)

 6.       Distribution Agreement with Edgewood Services, Inc.(O)

 7.       Inapplicable.


 8.       Custodian Agreement between Registrant and State Street Bank and
          Trust.(D)

 9.       (A)  -  Form of Administrative Services Agreement.(K)
          (B)  -  Form of Shareholder Service Plan.(L)

 10.      Inapplicable.


 11.      Consent of Independent Accountants.*


 12.      Inapplicable.

 13.      Letter of Understanding Relating to Initial Capital.(A,G)

 14. Disclosure Statement, Custodial Account Agreement and related documents for an Individual Retirement Account (State Street Bank and Trust).(D)


 15.(a) Distribution Plan Pursuant to Rule 12b-1 dated September 30, 1997 (for Class A shares).(O)

 15.(b) Distribution Plan Pursuant to Rule 12b-1 dated September 30, 1997 (for Class C shares).(O)


 16.      Schedule of Computation of Performance Quotation.(C)

 17.(a)   Power of Attorney.(F)
 17.(b)   Power of  Attorney of Terry R. Otton.(I)
 17.(c)   Power of Attorney.(K)
 17.(d)   Power of Attorney of Andrew P. Pilara, Jr.(N)

 18.18f-3 Plan(M)


 27.1-24  Financial Data Schedules for period ending December 31, 1997*


          Incorporated by a reference to like-numbered exhibits:

          (A) Previously filed as part of the Registration Statement filed August 12, 1987.
          (B) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
          (C) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.

          (D) Previously filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on June 30, 1992.
          (E) Previously filed as part of the Post-Effective Amendment No. 11 to the Registration Statement on February 5, 1993.
          (F) Previously filed as part of the Post-Effective Amendment No. 16 to the Registration Statement on December 8, 1993.
          (G) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
          (H) Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
          (I) Previously filed as part of the Post-Effective Amendment No. 22 to the Registration Statement on July 3, 1995.
          (J) Previously filed as part of the Post-Effective Amendment No. 24 to the Registration Statement on January 16, 1996.
          (K) Previously Filed as part of the Post-Effective Amendment No. 25 to the Registration Statement on May 17, 1996.
          (L) Previously filed as part of the Post-Effective Amendment No. 26 to the Registration Statement on January 21, 1996.
          (M) Previously filed as part of the Post-Effective Amendment No. 28 to the Registration Statement on March 24, 1997.
          (N) Previously filed as part of the Post-Effective Amendment No. 29 to the Registration Statement on October 31, 1997.

          (O) Previously filed as part of the Post-Effective Amendment No. 30 to the Registration Statement on December 29, 1997.

          *    Filed herewith.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


Not Applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


On February 1, 1998, Registrant had the following number of security holders:


          Title of Class                Number of Record Holders
          --------------                ------------------------

Shares of Beneficial Interest of
The Robertson Stephens
Contrarian Fund

          Class A                                 15,957
          Class C                                    182


Shares of Beneficial Interest of
The Robertson Stephens
Developing Countries Fund

          Class A                                  1,477
          Class C                                     10


Shares of Beneficial Interest of
The Robertson Stephens
Diversified Growth Fund

          Class A                                  1,880
          Class C                                     49

Shares of Beneficial Interest of
The Robertson Stephens
Emerging Growth Fund

          Class A                                  9,173
          Class C                                     39


Shares of Beneficial Interest of
The Robertson Stephens
Global Low-Priced Stock
Fund

          Class A                                    808
          Class C                                      7


Shares of Beneficial Interest of
The Robertson Stephens
Global Natural Resources
Fund

          Class A                                  2,675
          Class C                                     12


Shares of Beneficial Interest of
The Robertson Stephens
Global Value Fund

          Class A                                    498
          Class C                                     10


Shares of Beneficial Interest of
The Robertson Stephens
Growth & Income Fund

          Class A                                  6,528
          Class C                                    134


Shares of Beneficial Interest of
The Robertson Stephens
Information Age Fund

          Class A                                  3,715
          Class C                                     23


Shares of Beneficial Interest of
The Robertson Stephens
MicroCap Growth

          Class A                                  3,126
          Class C                                    100


Shares of Beneficial Interest of
The Robertson Stephens
Partners Fund

          Class A                                  6,564
          Class C                                     47


Shares of Beneficial Interest of
The Robertson Stephens
Value + Growth Fund

          Class A                                 24,712
          Class C                                    157

ITEM 27.  INDEMNIFICATION

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


Information about G. Randall Hecht, an officer of Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P.") and of RS Investment Management, Inc., formerly Robertson Stephens Investment Management, Inc. ("RSIM, Inc."), and the sole director of RSIM, Inc., is set forth in Part B herein. RSIM, L.P. and RSIM, Inc. are engaged exclusively in the provision of investment advisory and management services to mutual funds, private investment pools (including hedge funds), and private accounts.


ITEM 29.  PRINCIPAL UNDERWRITERS.


(a) Edgewood Services, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant. BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Deutsche Portfolios, FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertson Stephens Investment Trust, WesMark Funds, and WCT Funds.


(b)
           (1)                          (2)                         (3)
    Name and Principal          Positions and Offices      Positions and Offices
     Business Address             With Distributor            With Registrant
    ------------------          ---------------------      ---------------------

Lawrence Caracciolo            Director,  President,                  --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry               Director,                              --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue         Director,                              --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch              Vice President,                        --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt              Vice President,                        --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes               Vice President,                        --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane               Assistant Vice President,              --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott  Cohan              Secretary,                             --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                 Assistant Secretary,                   --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.         Treasurer,                             --
Federated Investors Tower      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


(c)  Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 555 California Street, San Francisco, CA 94104 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at 225 Franklin Street, Boston, MA 02110) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 31.  MANAGEMENT SERVICES.

Registrant has entered into an agreement with State Street Bank and Trust Company for certain transfer agency and shareholder services. Pursuant to the agreement, State Street Bank and Trust Company, among other things, maintains accounts for shareholders of record of registrant, processes requests to purchase and redeem shares and mails communications by Registrant to its shareholders.

ITEM 32.  UNDERTAKINGS.

The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders.
     Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 27th day of February, 1998.


                              ROBERTSON STEPHENS INVESTMENT TRUST


                              By:      Andrew P. Pilara, Jr.*
                                 ----------------------------------------
                              Vice President and Principal Executive Officer



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below, on February 27, 1998, by the following persons in the capacities indicated.



SIGNATURE                               CAPACITY

ANDREW P. PILARA, JR.*                  Principal Executive Officer
-----------------------------           and Trustee
Andrew P. Pilara, Jr.


/s/TERRY R. OTTON                       Treasurer, Chief Financial Officer,
-----------------------------           and Principal Accounting Officer
Terry R. Otton


LEONARD B. AUERBACH*                    Trustee
-----------------------------
Leonard B. Auerbach

                                        Trustee
-----------------------------
John W. Glynn, Jr.

JAMES K. PETERSON*                      Trustee
-----------------------------
James K. Peterson



*By /s/ Terry R. Otton
    ---------------------------------------
  Terry R. Otton, Attorney-in-Fact pursuant
   to the Powers of Attorney filed herewith.

                                   EXHIBIT INDEX



EXHIBIT NO.                             TITLE
-----------                             -----

5.(f) Investment Advisory Agreement dated October 1, 1997 between RS Investment Management, Inc. and Registrant (on behalf of Robertson Stephens Emerging Growth Fund).

11                                      Consent of Independent Accountants


27.1-24                                 Financial Data Schedules for period
                                        ending December 31, 1997.